UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004




[LOGO OF USAA]
   USAA(R)
                   USAA INCOME Fund

                             [GRAPHIC OF USAA INCOME FUND]

                   S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------
   JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

   Portfolio of Investments                                      15

   Notes to Portfolio of Investments                             28

   Financial Statements                                          32

   Notes to Financial Statements                                 35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "
                                        THE UNCERTAINTY ABOUT THE TIMING OF
                                       AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]        OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                          TWO MORE GOOD REASONS TO HAVE USAA
                                            HELPING YOU MANAGE YOUR MONEY.
                                                        "
--------------------------------------------------------------------------------

                  This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                  In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                  In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                  We thank you for your trust and the opportunity to serve you.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.


--------------------------------------------------------------------------------
                                       1/31/04                      7/31/03
--------------------------------------------------------------------------------
Net Assets                        $1,753.1 Million             $1,757.8 Million
Net Asset Value Per Share               $12.48                       $12.16


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------
7/31/03 TO 1/31/04*            1 YEAR            5 YEARS               10 YEARS
      4.93%                    5.45%              6.00%                  6.79%


*TOTAL  RETURNS  FOR  PERIODS  OF  LESS THAN  ONE YEAR  ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                  TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES
                  PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LEHMAN BROTHERS U.S.       USAA INCOME              LIPPER A RATED BOND         LIPPER CORPORATE DEBT FUNDS
                     AGGREGATE BOND INDEX          FUND                      FUNDS INDEX                    A RATED AVERAGE
                     ---------------------      -----------              -------------------         ----------------------------
 1/31/1994              $10000.00                  $10000.00                $10000.00                         $10000.00
 2/28/1994                9826.27                    9772.58                  9764.07                           9788.03
 3/31/1994                9584.01                    9416.99                  9482.46                           9528.91
 4/30/1994                9507.48                    9393.19                  9370.57                           9420.18
 5/31/1994                9506.14                    9313.08                  9337.70                           9387.40
 6/30/1994                9485.14                    9224.52                  9305.52                           9353.29
 7/31/1994                9673.54                    9492.31                  9482.46                           9520.92
 8/31/1994                9685.55                    9500.67                  9484.99                           9520.39
 9/30/1994                9542.99                    9295.86                  9327.93                           9369.44
10/31/1994                9534.49                    9312.81                  9295.91                           9342.34
11/30/1994                9513.31                    9296.22                  9282.93                           9313.42
12/31/1994                9579.00                    9404.65                  9356.24                           9386.23
 1/31/1995                9768.58                    9707.43                  9523.08                           9553.49
 2/28/1995               10000.83                    9936.00                  9753.45                           9786.59
 3/31/1995               10062.19                    9927.33                  9824.57                           9856.70
 4/30/1995               10202.74                   10098.36                  9964.95                           9999.53
 5/31/1995               10597.56                   10580.55                 10411.37                          10433.29
 6/30/1995               10675.26                   10614.70                 10485.18                          10505.32
 7/31/1995               10651.42                   10597.24                 10434.29                          10460.96
 8/31/1995               10779.96                   10798.85                 10579.55                          10600.90
 9/30/1995               10884.84                   11028.37                 10693.30                          10717.48
10/31/1995               11026.39                   11232.19                 10854.41                          10875.87
11/30/1995               11191.62                   11446.24                 11032.54                          11045.39
12/31/1995               11348.68                   11705.93                 11210.17                          11221.90
 1/31/1996               11424.04                   11769.30                 11262.91                          11271.59
 2/29/1996               11225.47                   11352.95                 11008.11                          11017.42
 3/31/1996               11147.44                   11216.37                 10919.21                          10926.88
 4/30/1996               11084.75                   11051.38                 10835.59                          10838.32
 5/31/1996               11062.24                   11023.26                 10812.25                          10818.57
 6/30/1996               11210.79                   11265.00                 10946.94                          10955.77
 7/31/1996               11241.47                   11209.58                 10969.78                          10975.16
 8/31/1996               11222.63                   11180.83                 10939.32                          10944.83
 9/30/1996               11418.21                   11387.79                 11147.14                          11148.02
10/31/1996               11671.14                   11709.96                 11420.12                          11416.73
11/30/1996               11871.05                   11996.07                 11653.63                          11650.59
12/31/1996               11760.67                   11861.49                 11522.31                          11520.53
 1/31/1997               11796.69                   11900.48                 11539.65                          11536.79
 2/28/1997               11826.03                   11939.19                 11580.47                          11572.77
 3/31/1997               11694.98                   11724.71                 11420.84                          11413.34
 4/30/1997               11870.05                   11862.82                 11581.73                          11578.57
 5/31/1997               11982.26                   12001.34                 11689.52                          11684.98
 6/30/1997               12124.48                   12189.84                 11847.55                          11842.43
 7/31/1997               12451.44                   12571.65                 12228.92                          12237.59
 8/31/1997               12345.23                   12441.44                 12073.89                          12074.83
 9/30/1997               12527.30                   12703.52                 12280.34                          12280.52
10/31/1997               12709.04                   12886.23                 12438.51                          12461.05
11/30/1997               12767.56                   13008.57                 12497.09                          12525.15
12/31/1997               12896.11                   13172.64                 12629.50                          12659.32
 1/31/1998               13061.67                   13348.49                 12780.18                          12825.23
 2/28/1998               13051.84                   13317.51                 12758.35                          12798.54
 3/31/1998               13096.69                   13359.25                 12806.08                          12843.05
 4/30/1998               13165.04                   13422.64                 12864.96                          12899.24
 5/31/1998               13289.93                   13601.86                 13004.27                          13049.36
 6/30/1998               13402.64                   13750.29                 13119.73                          13165.45
 7/31/1998               13431.15                   13793.01                 13121.99                          13164.06
 8/31/1998               13649.73                   13975.29                 13238.97                          13321.24
 9/30/1998               13969.35                   14186.03                 13534.71                          13631.46
10/31/1998               13895.49                   14185.97                 13363.68                          13449.08
11/30/1998               13974.35                   14274.39                 13509.01                          13584.38
12/31/1998               14016.37                   14325.66                 13552.73                          13618.61
 1/31/1999               14116.41                   14417.03                 13667.80                          13726.01
 2/28/1999               13869.98                   14152.97                 13364.56                          13404.17
 3/31/1999               13946.84                   14176.18                 13452.14                          13485.13
 4/30/1999               13991.03                   14222.25                 13496.31                          13517.96
 5/31/1999               13868.48                   14096.64                 13342.95                          13365.41
 6/30/1999               13824.30                   13959.34                 13277.87                          13284.84
 7/31/1999               13765.44                   13848.73                 13218.39                          13226.67
 8/31/1999               13758.44                   13815.49                 13182.10                          13183.18
 9/30/1999               13918.17                   13958.37                 13307.94                          13305.53
10/31/1999               13969.52                   13974.28                 13328.14                          13323.16
11/30/1999               13968.52                   13928.87                 13337.32                          13324.40
12/31/1999               13901.16                   13774.30                 13276.66                          13249.94
 1/31/2000               13855.64                   13789.40                 13247.87                          13221.95
 2/29/2000               14023.21                   14000.77                 13388.17                          13364.82
 3/31/2000               14207.94                   14226.44                 13569.76                          13549.54
 4/30/2000               14167.26                   14179.63                 13459.07                          13428.49
 5/31/2000               14160.76                   14232.87                 13407.14                          13362.01
 6/30/2000               14455.37                   14538.92                 13706.02                          13655.35
 7/31/2000               14586.59                   14695.07                 13822.22                          13787.79
 8/31/2000               14798.00                   14903.04                 14005.84                          13975.21
 9/30/2000               14891.04                   15048.46                 14083.45                          14039.15
10/31/2000               14989.57                   15091.86                 14142.62                          14059.63
11/30/2000               15234.67                   15299.72                 14351.63                          14275.25
12/31/2000               15517.28                   15612.28                 14645.51                          14560.45
 1/31/2001               15771.04                   15920.92                 14918.01                          14838.12
 2/28/2001               15908.43                   16060.62                 15052.68                          14975.22
 3/31/2001               15988.29                   16174.40                 15106.06                          15034.62
 4/30/2001               15921.93                   16115.66                 15020.54                          14932.14
 5/31/2001               16017.97                   16244.32                 15119.49                          15040.98
 6/30/2001               16078.49                   16345.68                 15180.62                          15107.05
 7/31/2001               16437.96                   16731.76                 15525.21                          15467.89
 8/31/2001               16626.20                   16902.53                 15700.29                          15650.06
 9/30/2001               16819.94                   17033.75                 15761.41                          15685.46
10/31/2001               17171.91                   17344.11                 16101.23                          16030.86
11/30/2001               16935.15                   16994.94                 15905.86                          15821.79
12/31/2001               16827.61                   16795.95                 15786.28                          15702.52
 1/31/2002               16963.83                   16929.42                 15896.77                          15809.39
 2/28/2002               17128.23                   17050.23                 16015.04                          15927.71
 3/31/2002               16843.28                   16734.61                 15759.22                          15652.17
 4/30/2002               17169.91                   16992.22                 16038.94                          15933.94
 5/31/2002               17315.80                   17151.67                 16161.05                          16063.26
 6/30/2002               17465.52                   17282.69                 16230.63                          16135.85
 7/31/2002               17676.27                   17350.32                 16327.67                          16254.74
 8/31/2002               17974.72                   17740.82                 16626.95                          16553.77
 9/30/2002               18265.83                   18040.45                 16884.56                          16822.44
10/31/2002               18182.63                   17808.26                 16714.98                          16650.72
11/30/2002               18177.79                   17850.36                 16774.35                          16711.67
12/31/2002               18553.27                   18246.11                 17139.16                          17085.47
 1/31/2003               18569.11                   18297.88                 17175.76                          17115.28
 2/28/2003               18826.04                   18556.74                 17426.08                          17373.41
 3/31/2003               18811.54                   18521.55                 17413.24                          17353.41
 4/30/2003               18966.76                   18661.81                 17608.00                          17555.52
 5/31/2003               19320.40                   19073.57                 17975.78                          17963.11
 6/30/2003               19282.05                   19084.19                 17934.90                          17923.35
 7/31/2003               18633.80                   18388.18                 17319.70                          17260.01
 8/31/2003               18757.52                   18527.56                 17434.70                          17380.77
 9/30/2003               19254.04                   19017.94                 17911.57                          17872.28
10/31/2003               19074.47                   18911.33                 17766.90                          17717.08
11/30/2003               19120.15                   18979.90                 17823.22                          17784.20
12/31/2003               19314.73                   19141.09                 17999.10                          17962.06
 1/31/2004               19470.12                   19295.35                 18150.52                          18127.88

                                   [END CHART]

                  DATA FROM 1/31/94 THROUGH 1/31/04.

NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                  o The broad-based Lehman Brothers U.S. Aggregate Bond Index, an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

                  o The Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

                  o The Lipper Corporate Debt Funds A Rated Average, the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]       MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                             USAA Investment Management Company

--------------------------------------------------------------------------------
HOW DID THE FUND PERFORM?

                  For the six-month period ended January 31, 2004, the USAA Income Fund returned 4.93% versus the average return of 4.84% for funds in the Lipper Corporate Debt Funds A Rated Average, 4.80% for the Lipper A Rated Bond Funds Index, and 4.49% for the Lehman Brothers U.S. Aggregate Bond Index.

                  The Fund is listed as a Lipper Leader for expense among 156 funds within the Lipper Corporate Debt Funds A Rated category for the three-year period ending January 31, 2004. The Fund was rated among 128 and 61 funds in the Corporate Debt Funds A Rated category for the five- and 10-year periods, respectively, ending January 31, 2004. Ratings are based on an equal-weighted average of percentile ranks for the expense metrics over three-, five-, and 10- year periods (if applicable).

                                [LOGO OF LIPPER LEADER]
                                        EXPENSE

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                  LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2004. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                  The period began with doubts about the economy. The yield on the 10-year Treasury, after hitting an unsustainable, multi-decade low of 3.1% in mid-June 2003, rose to reach 4.6% in early September 2003. (Since bond prices move in the opposite direction of yields, the period started with bond prices falling.) As further signs of economic growth emerged, yields stabilized in a fairly narrow range, ending January 2004 slightly lower than they were in early August 2003.

--------------------------------------------------------------------------------
                       TREASURY YIELDS AND FED FUNDS RATE
--------------------------------------------------------------------------------

                 [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

         FEDERAL FUNDS               2-YEAR                   10-YEAR                 30-YEAR
             RATE                     YIELD                    YIELD                   YIELD
         -------------                ------                  -------                 --------
12/03/2001        2%    11/26/2001    3.183      11/26/2001     5.015    11/27/2001     5.333
12/04/2001        2     11/27/2001    3.023      11/27/2001     4.919    11/28/2001     5.352
12/05/2001        2     11/28/2001    3.057      11/28/2001     4.925    11/29/2001     5.237
12/06/2001        2     11/29/2001    2.866      11/29/2001     4.756    11/30/2001     5.286
12/07/2001        2     11/30/2001    2.841      11/30/2001     4.752    12/03/2001     5.243
12/10/2001        2     12/03/2001    2.776      12/03/2001     4.687    12/04/2001     5.206
12/11/2001     1.75     12/04/2001      2.8      12/04/2001      4.66    12/05/2001     5.355
12/12/2001     1.75     12/05/2001    3.061      12/05/2001     4.893    12/06/2001     5.461
12/13/2001     1.75     12/06/2001    3.168      12/06/2001     5.013    12/07/2001     5.584
12/14/2001     1.75     12/07/2001    3.201      12/07/2001     5.167    12/10/2001     5.558
12/17/2001     1.75     12/10/2001    3.053      12/10/2001     5.098    12/11/2001     5.539
12/18/2001     1.75     12/11/2001    2.971      12/11/2001     5.051    12/12/2001     5.476
12/19/2001     1.75     12/12/2001    2.971      12/12/2001     5.005    12/13/2001     5.509
12/20/2001     1.75     12/13/2001    3.037      12/13/2001     5.073    12/14/2001     5.585
12/21/2001     1.75     12/14/2001    3.153      12/14/2001     5.188    12/17/2001     5.567
12/24/2001     1.75     12/17/2001    3.137      12/17/2001     5.186    12/18/2001     5.512
12/26/2001     1.75     12/18/2001    3.087      12/18/2001     5.121    12/19/2001     5.448
12/27/2001     1.75     12/19/2001     3.07      12/19/2001     5.047    12/20/2001     5.413
12/28/2001     1.75     12/20/2001     3.07      12/20/2001      5.03    12/21/2001     5.442
12/31/2001     1.75     12/21/2001    3.129      12/21/2001     5.084    12/24/2001     5.488
01/02/2002     1.75     12/24/2001    3.155      12/24/2001     5.136    12/25/2001      5.49
01/03/2002     1.75     12/25/2001    3.147      12/25/2001     5.136    12/26/2001     5.539
01/04/2002     1.75     12/26/2001    3.231      12/26/2001     5.199    12/27/2001     5.472
01/07/2002     1.75     12/27/2001    3.071      12/27/2001     5.065    12/28/2001     5.535
01/08/2002     1.75     12/28/2001    3.157      12/28/2001     5.113    12/31/2001     5.466
01/09/2002     1.75     12/31/2001    3.026      12/31/2001     5.051    01/01/2002     5.472
01/10/2002     1.75     01/01/2002     3.05      01/01/2002     5.032    01/02/2002     5.556
01/11/2002     1.75     01/02/2002    3.205      01/02/2002      5.16    01/03/2002     5.534
01/14/2002     1.75     01/03/2002    3.172      01/03/2002     5.111    01/04/2002     5.548
01/15/2002     1.75     01/04/2002    3.155      01/04/2002     5.128    01/07/2002     5.488
01/16/2002     1.75     01/07/2002    3.049      01/07/2002     5.049    01/08/2002     5.529
01/17/2002     1.75     01/08/2002    3.057      01/08/2002      5.08    01/09/2002     5.497
01/18/2002     1.75     01/09/2002    2.991      01/09/2002     5.051    01/10/2002     5.416
01/22/2002     1.75     01/10/2002    2.933      01/10/2002     4.979    01/11/2002     5.371
01/23/2002     1.75     01/11/2002    2.727      01/11/2002     4.866    01/14/2002     5.379
01/24/2002     1.75     01/14/2002    2.775      01/14/2002     4.876    01/15/2002     5.337
01/25/2002     1.75     01/15/2002    2.766      01/15/2002     4.835    01/16/2002     5.347
01/28/2002     1.75     01/16/2002     2.79      01/16/2002     4.839    01/17/2002       5.4
01/29/2002     1.75     01/17/2002    2.897      01/17/2002     4.925    01/18/2002     5.358
01/30/2002     1.75     01/18/2002    2.936      01/18/2002     4.894    01/21/2002      5.36
01/31/2002     1.75     01/21/2002    2.878      01/21/2002     4.892    01/22/2002     5.384
02/01/2002     1.75     01/22/2002    2.927      01/22/2002     4.919    01/23/2002      5.47
02/04/2002     1.75     01/23/2002     3.01      01/23/2002     5.029    01/24/2002     5.444
02/05/2002     1.75     01/24/2002    3.142      01/24/2002     5.008    01/25/2002     5.467
02/06/2002     1.75     01/25/2002    3.183      01/25/2002     5.071    01/28/2002     5.467
02/07/2002     1.75     01/28/2002    3.175      01/28/2002     5.073    01/29/2002     5.387
02/08/2002     1.75     01/29/2002    2.988      01/29/2002     4.942    01/30/2002     5.434
02/11/2002     1.75     01/30/2002    3.093      01/30/2002     5.014    01/31/2002     5.431
02/12/2002     1.75     01/31/2002    3.159      01/31/2002     5.033    02/01/2002     5.393
02/13/2002     1.75     02/01/2002    3.069      02/01/2002     4.985    02/04/2002     5.348
02/14/2002     1.75     02/04/2002    2.979      02/04/2002     4.902    02/05/2002     5.342
02/15/2002     1.75     02/05/2002    2.979      02/05/2002     4.894    02/06/2002     5.373
02/19/2002     1.75     02/06/2002    2.955      02/06/2002     4.923    02/07/2002      5.41
02/20/2002     1.75     02/07/2002    2.955      02/07/2002     4.939    02/08/2002     5.375
02/21/2002     1.75     02/08/2002    2.905      02/08/2002     4.879    02/11/2002     5.404
02/22/2002     1.75     02/11/2002    2.938      02/11/2002     4.907    02/12/2002     5.456
02/25/2002     1.75     02/12/2002    3.012      02/12/2002     4.975    02/13/2002     5.454
02/26/2002     1.75     02/13/2002    3.037      02/13/2002     4.987    02/14/2002      5.41
02/27/2002     1.75     02/14/2002    3.037      02/14/2002     4.945    02/15/2002     5.366
02/28/2002     1.75     02/15/2002    2.944      02/15/2002     4.875    02/18/2002     5.369
03/01/2002     1.75     02/18/2002    2.945      02/18/2002     4.863    02/19/2002     5.388
03/04/2002     1.75     02/19/2002    2.937      02/19/2002     4.873    02/20/2002     5.389
03/05/2002     1.75     02/20/2002     2.97      02/20/2002     4.889    02/21/2002     5.367
03/06/2002     1.75     02/21/2002    2.928      02/21/2002     4.853    02/22/2002     5.344
03/07/2002     1.75     02/22/2002    2.945      02/22/2002     4.831    02/25/2002     5.366
03/08/2002     1.75     02/25/2002     2.97      02/25/2002     4.849    02/26/2002     5.425
03/11/2002     1.75     02/26/2002    3.029      02/26/2002     4.927    02/27/2002     5.372
03/12/2002     1.75     02/27/2002    2.919      02/27/2002     4.833    02/28/2002     5.417
03/13/2002     1.75     02/28/2002    3.061      02/28/2002     4.877    03/01/2002     5.504
03/14/2002     1.75     03/01/2002    3.184      03/01/2002     4.981    03/04/2002     5.502
03/15/2002     1.75     03/04/2002      3.2      03/04/2002     4.999    03/05/2002     5.487
03/18/2002     1.75     03/05/2002    3.201      03/05/2002     5.001    03/06/2002     5.547
03/19/2002     1.75     03/06/2002    3.225      03/06/2002     5.052    03/07/2002     5.662
03/20/2002     1.75     03/07/2002    3.424      03/07/2002     5.227    03/08/2002     5.717
03/21/2002     1.75     03/08/2002    3.559      03/08/2002     5.325    03/11/2002     5.719
03/22/2002     1.75     03/11/2002    3.551      03/11/2002     5.323    03/12/2002     5.724
03/25/2002     1.75     03/12/2002    3.535      03/12/2002      5.31    03/13/2002     5.746
03/26/2002     1.75     03/13/2002    3.461      03/13/2002     5.279    03/14/2002     5.834
03/27/2002     1.75     03/14/2002    3.595      03/14/2002     5.409    03/15/2002      5.76
03/28/2002     1.75     03/15/2002    3.581      03/15/2002     5.327    03/18/2002     5.735
03/29/2002     1.75     03/18/2002     3.59      03/18/2002       5.3    03/19/2002     5.733
04/01/2002     1.75     03/19/2002     3.54      03/19/2002     5.286    03/20/2002     5.821
04/02/2002     1.75     03/20/2002    3.676      03/20/2002     5.406    03/21/2002     5.789
04/03/2002     1.75     03/21/2002    3.651      03/21/2002     5.365    03/22/2002     5.812
04/04/2002     1.75     03/22/2002    3.705      03/22/2002     5.404    03/25/2002     5.803
04/05/2002     1.75     03/25/2002    3.715      03/25/2002     5.408    03/26/2002     5.756
04/08/2002     1.75     03/26/2002     3.63      03/26/2002     5.343    03/27/2002     5.757
04/09/2002     1.75     03/27/2002     3.58      03/27/2002     5.341    03/28/2002     5.799
04/10/2002     1.75     03/28/2002    3.727      03/28/2002       5.4    03/29/2002     5.795
04/11/2002     1.75     03/29/2002    3.711      03/29/2002     5.396    04/01/2002     5.829
04/12/2002     1.75     04/01/2002    3.711      04/01/2002     5.425    04/02/2002     5.762
04/15/2002     1.75     04/02/2002    3.613      04/02/2002     5.341    04/03/2002     5.719
04/16/2002     1.75     04/03/2002     3.53      04/03/2002     5.278    04/04/2002     5.711
04/17/2002     1.75     04/04/2002    3.539      04/04/2002     5.258    04/05/2002     5.666
04/18/2002     1.75     04/05/2002    3.472      04/05/2002     5.206    04/08/2002     5.713
04/19/2002     1.75     04/08/2002    3.513      04/08/2002     5.262    04/09/2002     5.669
04/22/2002     1.75     04/09/2002     3.43      04/09/2002     5.202    04/10/2002     5.701
04/23/2002     1.75     04/10/2002    3.447      04/10/2002     5.233    04/11/2002     5.671
04/24/2002     1.75     04/11/2002    3.422      04/11/2002     5.206    04/12/2002     5.647
04/25/2002     1.75     04/12/2002    3.363      04/12/2002     5.156    04/15/2002     5.618
04/26/2002     1.75     04/15/2002    3.337      04/15/2002     5.138    04/16/2002     5.663
04/29/2002     1.75     04/16/2002    3.379      04/16/2002     5.192    04/17/2002      5.73
04/30/2002     1.75     04/17/2002    3.362      04/17/2002     5.233    04/18/2002     5.699
05/01/2002     1.75     04/18/2002    3.311      04/18/2002     5.198    04/19/2002     5.685
05/02/2002     1.75     04/19/2002    3.318      04/19/2002     5.198    04/22/2002     5.675
05/03/2002     1.75     04/22/2002    3.309      04/22/2002     5.178    04/23/2002     5.662
05/06/2002     1.75     04/23/2002    3.326      04/23/2002     5.163    04/24/2002     5.624
05/07/2002     1.75     04/24/2002    3.233      04/24/2002     5.113    04/25/2002     5.623
05/08/2002     1.75     04/25/2002    3.273      04/25/2002     5.095    04/26/2002     5.588
05/09/2002     1.75     04/26/2002    3.208      04/26/2002     5.056    04/29/2002     5.627
05/10/2002     1.75     04/29/2002    3.257      04/29/2002     5.122    04/30/2002     5.593
05/13/2002     1.75     04/30/2002    3.224      04/30/2002     5.087    05/01/2002     5.565
05/14/2002     1.75     05/01/2002    3.192      05/01/2002      5.06    05/02/2002     5.587
05/15/2002     1.75     05/02/2002    3.216      05/02/2002     5.095    05/03/2002     5.537
05/16/2002     1.75     05/03/2002     3.15      05/03/2002     5.056    05/06/2002     5.538
05/17/2002     1.75     05/06/2002    3.141      05/06/2002     5.066    05/07/2002     5.535
05/20/2002     1.75     05/07/2002    3.116      05/07/2002     5.056    05/08/2002     5.671
05/21/2002     1.75     05/08/2002    3.313      05/08/2002     5.218    05/09/2002     5.634
05/22/2002     1.75     05/09/2002     3.23      05/09/2002     5.164    05/10/2002       5.6
05/23/2002     1.75     05/10/2002    3.164      05/10/2002     5.118    05/13/2002     5.686
05/24/2002     1.75     05/13/2002    3.254      05/13/2002     5.223    05/14/2002     5.744
05/28/2002     1.75     05/14/2002    3.354      05/14/2002     5.278    05/15/2002     5.731
05/29/2002     1.75     05/15/2002    3.312      05/15/2002     5.246    05/16/2002     5.683
05/30/2002     1.75     05/16/2002    3.245      05/16/2002     5.169    05/17/2002     5.757
05/31/2002     1.75     05/17/2002     3.37      05/17/2002     5.253    05/20/2002     5.698
06/03/2002     1.75     05/20/2002    3.295      05/20/2002       5.2    05/21/2002     5.665
06/04/2002     1.75     05/21/2002    3.228      05/21/2002      5.15    05/22/2002     5.641
06/05/2002     1.75     05/22/2002    3.186      05/22/2002     5.115    05/23/2002     5.667
06/06/2002     1.75     05/23/2002    3.227      05/23/2002      5.15    05/24/2002     5.662
06/07/2002     1.75     05/24/2002    3.226      05/24/2002     5.145    05/27/2002     5.668
06/10/2002     1.75     05/27/2002    3.226      05/27/2002     5.138    05/28/2002     5.665
06/11/2002     1.75     05/28/2002    3.243      05/28/2002      5.13    05/29/2002     5.625
06/12/2002     1.75     05/29/2002     3.15      05/29/2002     5.063    05/30/2002     5.595
06/13/2002     1.75     05/30/2002    3.148      05/30/2002     5.022    05/31/2002     5.616
06/14/2002     1.75     05/31/2002    3.197      05/31/2002     5.045    06/03/2002     5.598
06/17/2002     1.75     06/03/2002    3.131      06/03/2002     4.999    06/04/2002     5.625
06/18/2002     1.75     06/04/2002    3.139      06/04/2002     5.028    06/05/2002     5.658
06/19/2002     1.75     06/05/2002    3.139      06/05/2002     5.049    06/06/2002     5.607
06/20/2002     1.75     06/06/2002    3.074      06/06/2002     4.977    06/07/2002      5.66
06/21/2002     1.75     06/07/2002    3.139      06/07/2002     5.068    06/10/2002     5.607
06/24/2002     1.75     06/10/2002    3.114      06/10/2002     5.028    06/11/2002     5.552
06/25/2002     1.75     06/11/2002    3.048      06/11/2002     4.975    06/12/2002     5.541
06/26/2002     1.75     06/12/2002    3.039      06/12/2002     4.964    06/13/2002     5.493
06/27/2002     1.75     06/13/2002    2.981      06/13/2002     4.901    06/14/2002     5.412
06/28/2002     1.75     06/14/2002    2.889      06/14/2002     4.799    06/17/2002     5.461
07/01/2002     1.75     06/17/2002    2.913      06/17/2002     4.846    06/18/2002     5.461
07/02/2002     1.75     06/18/2002    2.872      06/18/2002     4.835    06/19/2002     5.387
07/03/2002     1.75     06/19/2002    2.772      06/19/2002     4.728    06/20/2002     5.427
07/05/2002     1.75     06/20/2002    2.854      06/20/2002     4.791    06/21/2002     5.398
07/08/2002     1.75     06/21/2002    2.844      06/21/2002     4.768    06/24/2002     5.455
07/09/2002     1.75     06/24/2002    2.877      06/24/2002     4.829    06/25/2002     5.458
07/10/2002     1.75     06/25/2002    2.834      06/25/2002     4.819    06/26/2002     5.429
07/11/2002     1.75     06/26/2002    2.759      06/26/2002     4.744    06/27/2002     5.515
07/12/2002     1.75     06/27/2002    2.833      06/27/2002     4.823    06/28/2002     5.509
07/15/2002     1.75     06/28/2002    2.815      06/28/2002     4.799    07/01/2002     5.478
07/16/2002     1.75     07/01/2002     2.83      07/01/2002     4.782    07/02/2002     5.437
07/17/2002     1.75     07/02/2002    2.765      07/02/2002     4.727    07/03/2002     5.453
07/18/2002     1.75     07/03/2002    2.798      07/03/2002     4.766    07/04/2002     5.447
07/19/2002     1.75     07/04/2002    2.854      07/04/2002     4.764    07/05/2002     5.525
07/22/2002     1.75     07/05/2002    2.871      07/05/2002     4.856    07/08/2002     5.479
07/23/2002     1.75     07/08/2002    2.789      07/08/2002     4.796    07/09/2002     5.415
07/24/2002     1.75     07/09/2002    2.699      07/09/2002     4.727    07/10/2002     5.337
07/25/2002     1.75     07/10/2002    2.584      07/10/2002     4.614    07/11/2002     5.369
07/26/2002     1.75     07/11/2002    2.592      07/11/2002     4.638    07/12/2002     5.329
07/29/2002     1.75     07/12/2002    2.525      07/12/2002     4.574    07/15/2002     5.381
07/30/2002     1.75     07/15/2002    2.549      07/15/2002     4.628    07/16/2002      5.45
07/31/2002     1.75     07/16/2002    2.615      07/16/2002     4.682    07/17/2002     5.452
08/01/2002     1.75     07/17/2002    2.606      07/17/2002     4.684    07/18/2002     5.407
08/02/2002     1.75     07/18/2002    2.498      07/18/2002     4.608    07/19/2002     5.324
08/05/2002     1.75     07/19/2002    2.414      07/19/2002     4.521    07/22/2002      5.28
08/06/2002     1.75     07/22/2002    2.348      07/22/2002     4.446    07/23/2002     5.277
08/07/2002     1.75     07/23/2002     2.24      07/23/2002     4.408    07/24/2002     5.343
08/08/2002     1.75     07/24/2002    2.297      07/24/2002     4.487    07/25/2002     5.298
08/09/2002     1.75     07/25/2002    2.262      07/25/2002     4.382    07/26/2002     5.311
08/12/2002     1.75     07/26/2002    2.222      07/26/2002     4.384    07/29/2002     5.418
08/13/2002     1.75     07/29/2002    2.391      07/29/2002     4.563    07/30/2002     5.397
08/14/2002     1.75     07/30/2002    2.423      07/30/2002     4.587    07/31/2002     5.302
08/15/2002     1.75     07/31/2002    2.238      07/31/2002     4.461    08/01/2002     5.285
08/16/2002     1.75     08/01/2002    2.125      08/01/2002     4.391    08/02/2002     5.218
08/19/2002     1.75     08/02/2002    2.004      08/02/2002     4.292    08/05/2002      5.16
08/20/2002     1.75     08/05/2002    1.891      08/05/2002      4.21    08/06/2002      5.23
08/21/2002     1.75     08/06/2002    2.044      08/06/2002     4.333    08/07/2002     5.216
08/22/2002     1.75     08/07/2002    1.979      08/07/2002     4.306    08/08/2002     5.223
08/23/2002     1.75     08/08/2002    2.084      08/08/2002     4.396    08/09/2002      5.11
08/26/2002     1.75     08/09/2002    2.067      08/09/2002     4.257    08/12/2002     5.068
08/27/2002     1.75     08/12/2002    2.074      08/12/2002     4.217    08/13/2002     4.967
08/28/2002     1.75     08/13/2002    1.968      08/13/2002     4.087    08/14/2002     4.931
08/29/2002     1.75     08/14/2002    2.156      08/14/2002     4.121    08/15/2002     4.977
08/30/2002     1.75     08/15/2002    2.188      08/15/2002     4.182    08/16/2002     5.093
09/03/2002     1.75     08/16/2002    2.262      08/16/2002     4.326    08/19/2002     5.053
09/04/2002     1.75     08/19/2002    2.213      08/19/2002     4.286    08/20/2002     4.968
09/05/2002     1.75     08/20/2002    2.072      08/20/2002     4.149    08/21/2002     5.012
09/06/2002     1.75     08/21/2002    2.097      08/21/2002     4.201    08/22/2002     5.092
09/09/2002     1.75     08/22/2002    2.212      08/22/2002     4.319    08/23/2002     5.033
09/10/2002     1.75     08/23/2002    2.162      08/23/2002     4.235    08/26/2002     5.016
09/11/2002     1.75     08/26/2002    2.162      08/26/2002     4.226    08/27/2002     5.061
09/12/2002     1.75     08/27/2002    2.229      08/27/2002     4.283    08/28/2002      5.02
09/13/2002     1.75     08/28/2002     2.17      08/28/2002     4.214    08/29/2002      4.96
09/16/2002     1.75     08/29/2002    2.137      08/29/2002     4.139    08/30/2002     4.926
09/17/2002     1.75     08/30/2002    2.129      08/30/2002     4.143    09/02/2002     4.929
09/18/2002     1.75     09/02/2002    2.145      09/02/2002     4.135    09/03/2002     4.811
09/19/2002     1.75     09/03/2002    1.984      09/03/2002     3.965    09/04/2002     4.803
09/20/2002     1.75     09/04/2002    2.008      09/04/2002     3.963    09/05/2002     4.783
09/23/2002     1.75     09/05/2002    1.951      09/05/2002     3.927    09/06/2002      4.86
09/24/2002     1.75     09/06/2002    2.048      09/06/2002     4.013    09/09/2002     4.869
09/25/2002     1.75     09/09/2002    2.129      09/09/2002      4.06    09/10/2002      4.84
09/26/2002     1.75     09/10/2002    2.113      09/10/2002     3.996    09/11/2002      4.88
09/27/2002     1.75     09/11/2002     2.17      09/11/2002      4.06    09/12/2002     4.816
09/30/2002     1.75     09/12/2002     2.08      09/12/2002     3.962    09/13/2002     4.768
10/01/2002     1.75     09/13/2002    2.047      09/13/2002     3.907    09/16/2002      4.76
10/02/2002     1.75     09/16/2002    2.088      09/16/2002     3.914    09/17/2002     4.728
10/03/2002     1.75     09/17/2002    1.998      09/17/2002     3.819    09/18/2002     4.745
10/04/2002     1.75     09/18/2002    1.997      09/18/2002     3.843    09/19/2002     4.705
10/07/2002     1.75     09/19/2002    1.915      09/19/2002     3.778    09/20/2002     4.743
10/08/2002     1.75     09/20/2002    1.922      09/20/2002     3.787    09/23/2002     4.672
10/09/2002     1.75     09/23/2002    1.897      09/23/2002     3.696    09/24/2002      4.63
10/10/2002     1.75     09/24/2002     1.88      09/24/2002     3.646    09/25/2002      4.72
10/11/2002     1.75     09/25/2002    1.955      09/25/2002     3.749    09/26/2002     4.731
10/15/2002     1.75     09/26/2002    1.943      09/26/2002     3.766    09/27/2002     4.679
10/16/2002     1.75     09/27/2002    1.799      09/27/2002      3.66    09/30/2002     4.669
10/17/2002     1.75     09/30/2002    1.687      09/30/2002     3.596    10/01/2002     4.747
10/18/2002     1.75     10/01/2002    1.783      10/01/2002     3.717    10/02/2002     4.723
10/21/2002     1.75     10/02/2002    1.719      10/02/2002     3.669    10/03/2002     4.734
10/22/2002     1.75     10/03/2002    1.734      10/03/2002     3.685    10/04/2002     4.715
10/23/2002     1.75     10/04/2002     1.79      10/04/2002     3.666    10/07/2002     4.709
10/24/2002     1.75     10/07/2002    1.734      10/07/2002     3.615    10/08/2002     4.697
10/25/2002     1.75     10/08/2002    1.782      10/08/2002     3.635    10/09/2002     4.656
10/28/2002     1.75     10/09/2002    1.669      10/09/2002     3.569    10/10/2002     4.716
10/29/2002     1.75     10/10/2002    1.725      10/10/2002     3.658    10/11/2002     4.805
10/30/2002     1.75     10/11/2002    1.822      10/11/2002      3.78    10/14/2002     4.812
10/31/2002     1.75     10/14/2002    1.814      10/14/2002     3.787    10/15/2002     4.969
11/01/2002     1.75     10/15/2002    1.994      10/15/2002     3.995    10/16/2002     5.007
11/04/2002     1.75     10/16/2002     2.01      10/16/2002      4.05    10/17/2002      5.11
11/05/2002     1.75     10/17/2002    2.134      10/17/2002     4.202    10/18/2002     5.059
11/06/2002     1.25     10/18/2002    2.052      10/18/2002     4.107    10/21/2002     5.144
11/07/2002     1.25     10/21/2002     2.21      10/21/2002     4.253    10/22/2002     5.155
11/08/2002     1.25     10/22/2002    2.185      10/22/2002      4.26    10/23/2002     5.165
11/12/2002     1.25     10/23/2002    2.144      10/23/2002     4.233    10/24/2002     5.087
11/13/2002     1.25     10/24/2002    2.065      10/24/2002     4.117    10/25/2002     5.084
11/14/2002     1.25     10/25/2002    1.985      10/25/2002     4.093    10/28/2002     5.106
11/15/2002     1.25     10/28/2002    1.897      10/28/2002     4.087    10/29/2002     5.013
11/18/2002     1.25     10/29/2002    1.762      10/29/2002      3.94    10/30/2002     5.028
11/19/2002     1.25     10/30/2002    1.746      10/30/2002     3.963    10/31/2002     4.987
11/20/2002     1.25     10/31/2002    1.674      10/31/2002     3.894    11/01/2002     5.042
11/21/2002     1.25     11/01/2002    1.768      11/01/2002     4.006    11/04/2002      5.06
11/22/2002     1.25     11/04/2002    1.783      11/04/2002     4.045    11/05/2002     5.078
11/25/2002     1.25     11/05/2002    1.815      11/05/2002     4.071    11/06/2002     5.059
11/26/2002     1.25     11/06/2002     1.83      11/06/2002     4.035    11/07/2002     4.886
11/27/2002     1.25     11/07/2002    1.838      11/07/2002     3.894    11/08/2002     4.764
11/29/2002     1.25     11/08/2002    1.853      11/08/2002     3.858    11/11/2002      4.79
12/02/2002     1.25     11/11/2002    1.836      11/11/2002     3.841    11/12/2002     4.798
12/03/2002     1.25     11/12/2002    1.779      11/12/2002      3.85    11/13/2002     4.789
12/04/2002     1.25     11/13/2002     1.73      11/13/2002     3.841    11/14/2002     4.955
12/05/2002     1.25     11/14/2002    1.884      11/14/2002     4.057    11/15/2002     4.911
12/06/2002     1.25     11/15/2002    1.875      11/15/2002     4.031    11/18/2002     4.865
12/09/2002     1.25     11/18/2002    1.866      11/18/2002     3.998    11/19/2002     4.851
12/10/2002     1.25     11/19/2002    1.874      11/19/2002     3.979    11/20/2002     4.936
12/11/2002     1.25     11/20/2002    1.948      11/20/2002     4.059    11/21/2002     5.027
12/12/2002     1.25     11/21/2002     2.03      11/21/2002     4.154    11/22/2002     5.022
12/13/2002     1.25     11/22/2002    2.062      11/22/2002      4.18    11/25/2002     5.025
12/16/2002     1.25     11/25/2002    2.046      11/25/2002     4.176    11/26/2002     4.938
12/17/2002     1.25     11/26/2002    1.938      11/26/2002     4.067    11/27/2002     5.109
12/18/2002     1.25     11/27/2002     2.07      11/27/2002      4.26    11/28/2002     5.108
12/19/2002     1.25     11/28/2002    2.109      11/28/2002     4.252    11/29/2002     5.036
12/20/2002     1.25     11/29/2002     2.06      11/29/2002     4.207    12/02/2002     5.045
12/23/2002     1.25     12/02/2002    2.076      12/02/2002     4.231    12/03/2002     5.033
12/24/2002     1.25     12/03/2002    2.044      12/03/2002     4.203    12/04/2002     4.998
12/26/2002     1.25     12/04/2002    1.988      12/04/2002     4.153    12/05/2002     4.988
12/27/2002     1.25     12/05/2002     1.98      12/05/2002     4.139    12/06/2002     4.978
12/30/2002     1.25     12/06/2002    1.866      12/06/2002     4.085    12/09/2002     4.932
12/31/2002     1.25     12/09/2002    1.842      12/09/2002     4.036    12/10/2002     4.918
01/02/2003     1.25     12/10/2002    1.874      12/10/2002     4.048    12/11/2002     4.887
01/03/2003     1.25     12/11/2002    1.858      12/11/2002     4.025    12/12/2002     4.893
01/06/2003     1.25     12/12/2002    1.833      12/12/2002     4.025    12/13/2002     4.949
01/07/2003     1.25     12/13/2002    1.849      12/13/2002     4.069    12/16/2002     5.022
01/08/2003     1.25     12/16/2002    1.914      12/16/2002     4.161    12/17/2002      5.02
01/09/2003     1.25     12/17/2002    1.865      12/17/2002     4.126    12/18/2002     4.961
01/10/2003     1.25     12/18/2002    1.774      12/18/2002     4.036    12/19/2002      4.89
01/13/2003     1.25     12/19/2002      1.7      12/19/2002      3.94    12/20/2002     4.894
01/14/2003     1.25     12/20/2002    1.732      12/20/2002     3.959    12/23/2002     4.895
01/15/2003     1.25     12/23/2002     1.74      12/23/2002     3.973    12/24/2002     4.868
01/16/2003     1.25     12/24/2002     1.73      12/24/2002     3.936    12/25/2002     4.868
01/17/2003     1.25     12/25/2002     1.73      12/25/2002     3.934    12/26/2002     4.858
01/21/2003     1.25     12/26/2002     1.69      12/26/2002     3.904    12/27/2002     4.782
01/22/2003     1.25     12/27/2002    1.595      12/27/2002      3.81    12/30/2002     4.754
01/23/2003     1.25     12/30/2002    1.595      12/30/2002     3.797    12/31/2002     4.779
01/24/2003     1.25     12/31/2002    1.602      12/31/2002     3.816    01/01/2003      4.78
01/27/2003     1.25     01/01/2003    1.586      01/01/2003     3.819    01/02/2003     4.956
01/28/2003     1.25     01/02/2003    1.778      01/02/2003     4.032    01/03/2003     4.954
01/29/2003     1.25     01/03/2003    1.754      01/03/2003     4.019    01/06/2003     4.976
01/30/2003     1.25     01/06/2003    1.802      01/06/2003     4.054    01/07/2003      4.95
01/31/2003     1.25     01/07/2003    1.746      01/07/2003     4.007    01/08/2003     4.944
02/03/2003     1.25     01/08/2003     1.73      01/08/2003     4.019    01/09/2003     5.072
02/04/2003     1.25     01/09/2003    1.859      01/09/2003     4.181    01/10/2003     5.046
02/05/2003     1.25     01/10/2003    1.762      01/10/2003     4.134    01/13/2003     5.026
02/06/2003     1.25     01/13/2003    1.786      01/13/2003     4.122    01/14/2003         5
02/07/2003     1.25     01/14/2003    1.746      01/14/2003     4.079    01/15/2003     4.962
02/10/2003     1.25     01/15/2003    1.721      01/15/2003     4.062    01/16/2003      4.97
02/11/2003     1.25     01/16/2003    1.729      01/16/2003     4.079    01/17/2003     4.922
02/12/2003     1.25     01/17/2003     1.68      01/17/2003     4.011    01/20/2003     4.923
02/13/2003     1.25     01/20/2003     1.68      01/20/2003     4.017    01/21/2003     4.893
02/14/2003     1.25     01/21/2003    1.639      01/21/2003     3.972    01/22/2003     4.854
02/18/2003     1.25     01/22/2003    1.614      01/22/2003     3.916    01/23/2003     4.886
02/19/2003     1.25     01/23/2003    1.647      01/23/2003     3.937    01/24/2003     4.863
02/20/2003     1.25     01/24/2003    1.646      01/24/2003      3.93    01/27/2003     4.884
02/21/2003     1.25     01/27/2003    1.654      01/27/2003     3.964    01/28/2003     4.871
02/24/2003     1.25     01/28/2003    1.646      01/28/2003      3.97    01/29/2003     4.909
02/25/2003     1.25     01/29/2003    1.704      01/29/2003     4.023    01/30/2003     4.869
02/26/2003     1.25     01/30/2003    1.677      01/30/2003     3.963    01/31/2003     4.842
02/27/2003     1.25     01/31/2003    1.693      01/31/2003     3.964    02/03/2003     4.839
02/28/2003     1.25     02/03/2003    1.725      02/03/2003     3.994    02/04/2003     4.791
03/03/2003     1.25     02/04/2003    1.661      02/04/2003     3.924    02/05/2003     4.857
03/04/2003     1.25     02/05/2003    1.701      02/05/2003     3.997    02/06/2003     4.812
03/05/2003     1.25     02/06/2003    1.661      02/06/2003     3.947    02/07/2003     4.807
03/06/2003     1.25     02/07/2003    1.621      02/07/2003     3.931    02/10/2003     4.851
03/07/2003     1.25     02/10/2003    1.661      02/10/2003     3.966    02/11/2003     4.862
03/10/2003     1.25     02/11/2003    1.637      02/11/2003     3.959    02/12/2003     4.845
03/11/2003     1.25     02/12/2003    1.605      02/12/2003      3.91    02/13/2003      4.81
03/12/2003     1.25     02/13/2003    1.556      02/13/2003     3.879    02/14/2003     4.881
03/13/2003     1.25     02/14/2003    1.617      02/14/2003     3.995    02/17/2003     4.884
03/14/2003     1.25     02/17/2003    1.605      02/17/2003     3.964    02/18/2003     4.864
03/17/2003     1.25     02/18/2003    1.629      02/18/2003     3.951    02/19/2003     4.818
03/18/2003     1.25     02/19/2003    1.588      02/19/2003     3.884    02/20/2003      4.81
03/19/2003     1.25     02/20/2003     1.58      02/20/2003     3.869    02/21/2003     4.846
03/20/2003     1.25     02/21/2003    1.596      02/21/2003      3.89    02/24/2003     4.811
03/21/2003     1.25     02/24/2003    1.563      02/24/2003     3.846    02/25/2003     4.779
03/24/2003     1.25     02/25/2003    1.555      02/25/2003     3.822    02/26/2003     4.743
03/25/2003     1.25     02/26/2003    1.521      02/26/2003     3.767    02/27/2003     4.718
03/26/2003     1.25     02/27/2003     1.56      02/27/2003     3.739    02/28/2003      4.67
03/27/2003     1.25     02/28/2003    1.512      02/28/2003     3.692    03/03/2003      4.67
03/28/2003     1.25     03/03/2003    1.504      03/03/2003     3.675    03/04/2003     4.671
03/31/2003     1.25     03/04/2003    1.472      03/04/2003     3.648    03/05/2003     4.664
04/01/2003     1.25     03/05/2003    1.432      03/05/2003      3.63    03/06/2003     4.698
04/02/2003     1.25     03/06/2003    1.456      03/06/2003     3.658    03/07/2003     4.685
04/03/2003     1.25     03/07/2003    1.399      03/07/2003     3.643    03/10/2003     4.642
04/04/2003     1.25     03/10/2003    1.335      03/10/2003     3.562    03/11/2003     4.645
04/07/2003     1.25     03/11/2003    1.367      03/11/2003     3.583    03/12/2003     4.611
04/08/2003     1.25     03/12/2003    1.431      03/12/2003     3.583    03/13/2003     4.746
04/09/2003     1.25     03/13/2003    1.601      03/13/2003     3.747    03/14/2003     4.707
04/10/2003     1.25     03/14/2003    1.537      03/14/2003     3.702    03/17/2003     4.801
04/11/2003     1.25     03/17/2003    1.635      03/17/2003      3.84    03/18/2003     4.877
04/14/2003     1.25     03/18/2003    1.692      03/18/2003     3.907    03/19/2003     4.926
04/15/2003     1.25     03/19/2003    1.717      03/19/2003     3.986    03/20/2003     4.929
04/16/2003     1.25     03/20/2003    1.643      03/20/2003     3.955    03/21/2003     5.041
04/17/2003     1.25     03/21/2003    1.784      03/21/2003     4.105    03/24/2003     4.928
04/21/2003     1.25     03/24/2003    1.661      03/24/2003     3.967    03/25/2003     4.925
04/22/2003     1.25     03/25/2003    1.636      03/25/2003     3.944    03/26/2003     4.926
04/23/2003     1.25     03/26/2003    1.595      03/26/2003      3.93    03/27/2003     4.931
04/24/2003     1.25     03/27/2003    1.613      03/27/2003     3.925    03/28/2003     4.914
04/25/2003     1.25     03/28/2003    1.541      03/28/2003       3.9    03/31/2003     4.816
04/28/2003     1.25     03/31/2003    1.486      03/31/2003     3.798    04/01/2003     4.826
04/29/2003     1.25     04/01/2003    1.477      04/01/2003     3.811    04/02/2003     4.922
04/30/2003     1.25     04/02/2003    1.581      04/02/2003      3.93    04/03/2003     4.929
05/01/2003     1.25     04/03/2003    1.533      04/03/2003     3.911    04/04/2003     4.965
05/02/2003     1.25     04/04/2003    1.557      04/04/2003     3.954    04/07/2003     4.969
05/05/2003     1.25     04/07/2003    1.597      04/07/2003     3.979    04/08/2003     4.927
05/06/2003     1.25     04/08/2003    1.564      04/08/2003     3.934    04/09/2003     4.903
05/07/2003     1.25     04/09/2003    1.524      04/09/2003     3.898    04/10/2003     4.939
05/08/2003     1.25     04/10/2003    1.605      04/10/2003     3.944    04/11/2003     4.949
05/09/2003     1.25     04/11/2003    1.637      04/11/2003     3.973    04/14/2003     4.979
05/12/2003     1.25     04/14/2003     1.71      04/14/2003     4.016    04/15/2003     4.954
05/13/2003     1.25     04/15/2003    1.702      04/15/2003     3.987    04/16/2003     4.908
05/14/2003     1.25     04/16/2003    1.653      04/16/2003      3.94    04/17/2003     4.892
05/15/2003     1.25     04/17/2003    1.686      04/17/2003     3.958    04/18/2003     4.891
05/16/2003     1.25     04/18/2003    1.678      04/18/2003     3.958    04/21/2003     4.899
05/19/2003     1.25     04/21/2003    1.678      04/21/2003     3.983    04/22/2003     4.893
05/20/2003     1.25     04/22/2003    1.645      04/22/2003     3.966    04/23/2003     4.885
05/21/2003     1.25     04/23/2003    1.637      04/23/2003     3.977    04/24/2003     4.838
05/22/2003     1.25     04/24/2003    1.629      04/24/2003     3.921    04/25/2003     4.816
05/23/2003     1.25     04/25/2003    1.573      04/25/2003      3.89    04/28/2003     4.826
05/27/2003     1.25     04/28/2003    1.597      04/28/2003     3.903    04/29/2003     4.839
05/28/2003     1.25     04/29/2003    1.613      04/29/2003     3.929    04/30/2003     4.765
05/29/2003     1.25     04/30/2003    1.486      04/30/2003     3.838    05/01/2003     4.776
05/30/2003     1.25     05/01/2003    1.469      05/01/2003     3.842    05/02/2003     4.833
06/02/2003     1.25     05/02/2003    1.565      05/02/2003     3.925    05/05/2003     4.801
06/03/2003     1.25     05/05/2003    1.533      05/05/2003     3.886    05/06/2003     4.754
06/04/2003     1.25     05/06/2003    1.428      05/06/2003     3.786    05/07/2003     4.678
06/05/2003     1.25     05/07/2003    1.412      05/07/2003     3.677    05/08/2003     4.682
06/06/2003     1.25     05/08/2003     1.46      05/08/2003     3.683    05/09/2003     4.671
06/09/2003     1.25     05/09/2003    1.443      05/09/2003     3.681    05/12/2003     4.647
06/10/2003     1.25     05/12/2003    1.435      05/12/2003     3.644    05/13/2003     4.612
06/11/2003     1.25     05/13/2003    1.443      05/13/2003     3.604    05/14/2003      4.51
06/12/2003     1.25     05/14/2003    1.386      05/14/2003     3.522    05/15/2003     4.485
06/13/2003     1.25     05/15/2003    1.434      05/15/2003     3.532    05/16/2003     4.415
06/16/2003     1.25     05/16/2003    1.311      05/16/2003      3.42    05/19/2003     4.482
06/17/2003     1.25     05/19/2003    1.351      05/19/2003     3.487    05/20/2003     4.355
06/18/2003     1.25     05/20/2003    1.261      05/20/2003     3.356    05/21/2003     4.349
06/19/2003     1.25     05/21/2003    1.359      05/21/2003     3.398    05/22/2003     4.265
06/20/2003     1.25     05/22/2003    1.326      05/22/2003     3.316    05/23/2003      4.26
06/23/2003     1.25     05/23/2003    1.349      05/23/2003     3.337    05/26/2003     4.258
06/24/2003     1.25     05/26/2003     1.34      05/26/2003     3.334    05/27/2003     4.389
06/25/2003        1     05/27/2003    1.307      05/27/2003     3.412    05/28/2003     4.407
06/26/2003        1     05/28/2003    1.307      05/28/2003     3.425    05/29/2003      4.34
06/27/2003        1     05/29/2003    1.273      05/29/2003     3.337    05/30/2003     4.377
06/30/2003        1     05/30/2003    1.326      05/30/2003     3.372    06/02/2003     4.422
07/01/2003        1     06/02/2003     1.31      06/02/2003      3.41    06/03/2003      4.37
07/02/2003        1     06/03/2003    1.198      06/03/2003     3.331    06/04/2003     4.354
07/03/2003        1     06/04/2003    1.214      06/04/2003     3.295    06/05/2003     4.406
07/07/2003        1     06/05/2003    1.238      06/05/2003     3.344    06/06/2003     4.397
07/08/2003        1     06/06/2003    1.246      06/06/2003     3.353    06/09/2003     4.342
07/09/2003        1     06/09/2003    1.182      06/09/2003     3.278    06/10/2003     4.254
07/10/2003        1     06/10/2003    1.117      06/10/2003     3.192    06/11/2003     4.263
07/11/2003        1     06/11/2003    1.149      06/11/2003     3.212    06/12/2003     4.213
07/14/2003        1     06/12/2003    1.101      06/12/2003     3.165    06/13/2003     4.174
07/15/2003        1     06/13/2003    1.084      06/13/2003     3.114    06/16/2003     4.232
07/16/2003        1     06/16/2003    1.157      06/16/2003     3.173    06/17/2003       4.3
07/17/2003        1     06/17/2003    1.221      06/17/2003     3.262    06/18/2003     4.398
07/18/2003        1     06/18/2003    1.238      06/18/2003     3.363    06/19/2003     4.407
07/21/2003        1     06/19/2003    1.156      06/19/2003     3.339    06/20/2003     4.433
07/22/2003        1     06/20/2003    1.164      06/20/2003     3.367    06/23/2003     4.396
07/23/2003        1     06/23/2003    1.139      06/23/2003     3.313    06/24/2003     4.335
07/24/2003        1     06/24/2003    1.098      06/24/2003     3.251    06/25/2003     4.463
07/25/2003        1     06/25/2003    1.287      06/25/2003     3.405    06/26/2003     4.565
07/28/2003        1     06/26/2003    1.407      06/26/2003     3.543    06/27/2003     4.583
07/29/2003        1     06/27/2003    1.351      06/27/2003     3.543    06/30/2003     4.558
07/30/2003        1     06/30/2003    1.304      06/30/2003     3.515    07/01/2003     4.587
07/31/2003        1     07/01/2003    1.304      07/01/2003     3.549    07/02/2003      4.58
08/01/2003        1     07/02/2003     1.28      07/02/2003     3.538    07/03/2003     4.691
08/04/2003        1     07/03/2003    1.313      07/03/2003     3.663    07/04/2003     4.685
08/05/2003        1     07/04/2003    1.306      07/04/2003     3.649    07/07/2003     4.746
08/06/2003        1     07/07/2003    1.354      07/07/2003     3.733    07/08/2003     4.714
08/07/2003        1     07/08/2003     1.37      07/08/2003     3.716    07/09/2003     4.698
08/08/2003        1     07/09/2003    1.338      07/09/2003     3.682    07/10/2003     4.698
08/11/2003        1     07/10/2003    1.306      07/10/2003     3.657    07/11/2003     4.683
08/12/2003        1     07/11/2003    1.275      07/11/2003     3.628    07/14/2003      4.77
08/13/2003        1     07/14/2003     1.34      07/14/2003     3.726    07/15/2003     4.966
08/14/2003        1     07/15/2003    1.454      07/15/2003     3.983    07/16/2003     4.895
08/15/2003        1     07/16/2003     1.43      07/16/2003      3.92    07/17/2003     4.893
08/18/2003        1     07/17/2003    1.439      07/17/2003     3.922    07/18/2003     4.934
08/19/2003        1     07/18/2003    1.489      07/18/2003     4.001    07/21/2003     5.088
08/20/2003        1     07/21/2003    1.622      07/21/2003     4.212    07/22/2003     5.041
08/21/2003        1     07/22/2003    1.523      07/22/2003     4.124    07/23/2003     5.042
08/22/2003        1     07/23/2003    1.499      07/23/2003      4.11    07/24/2003     5.093
08/25/2003        1     07/24/2003    1.536      07/24/2003     4.167    07/25/2003     5.117
08/26/2003        1     07/25/2003    1.504      07/25/2003     4.177    07/28/2003     5.215
08/27/2003        1     07/28/2003    1.616      07/28/2003     4.282    07/29/2003     5.338
08/28/2003        1     07/29/2003    1.703      07/29/2003      4.44    07/30/2003     5.249
08/29/2003        1     07/30/2003    1.632      07/30/2003     4.309    07/31/2003     5.358
09/02/2003        1     07/31/2003    1.744      07/31/2003     4.408    08/01/2003     5.315
09/03/2003        1     08/01/2003    1.777      08/01/2003     4.385    08/04/2003     5.253
09/04/2003        1     08/04/2003    1.681      08/04/2003     4.285    08/05/2003     5.362
09/05/2003        1     08/05/2003    1.818      08/05/2003     4.392    08/06/2003     5.238
09/08/2003        1     08/06/2003    1.754      08/06/2003     4.269    08/07/2003     5.215
09/09/2003        1     08/07/2003    1.706      08/07/2003     4.219    08/08/2003     5.232
09/10/2003        1     08/08/2003    1.698      08/08/2003     4.271    08/11/2003      5.27
09/11/2003        1     08/11/2003    1.764      08/11/2003     4.355    08/12/2003     5.351
09/12/2003        1     08/12/2003    1.723      08/12/2003     4.428    08/13/2003      5.45
09/15/2003        1     08/13/2003    1.822      08/13/2003     4.562    08/14/2003     5.382
09/16/2003        1     08/14/2003    1.765      08/14/2003     4.491    08/15/2003     5.398
09/17/2003        1     08/15/2003    1.799      08/15/2003      4.53    08/18/2003     5.345
09/18/2003        1     08/18/2003    1.824      08/18/2003     4.459    08/19/2003     5.243
09/19/2003        1     08/19/2003    1.734      08/19/2003     4.363    08/20/2003     5.286
09/22/2003        1     08/20/2003      1.8      08/20/2003     4.438    08/21/2003     5.276
09/23/2003        1     08/21/2003    1.908      08/21/2003     4.477    08/22/2003     5.259
09/24/2003        1     08/22/2003    1.918      08/22/2003     4.475    08/25/2003     5.303
09/25/2003        1     08/25/2003    1.968      08/25/2003     4.527    08/26/2003     5.272
09/26/2003        1     08/26/2003    1.894      08/26/2003     4.475    08/27/2003     5.314
09/29/2003        1     08/27/2003     1.97      08/27/2003     4.537    08/28/2003     5.208
09/30/2003        1     08/28/2003    1.932      08/28/2003     4.416    08/29/2003     5.224
10/01/2003        1     08/29/2003    1.972      08/29/2003     4.466    09/01/2003     5.223
10/02/2003        1     09/01/2003    1.964      09/01/2003      4.46    09/02/2003     5.334
10/03/2003        1     09/02/2003    2.036      09/02/2003     4.601    09/03/2003     5.351
10/06/2003        1     09/03/2003    2.004      09/03/2003     4.595    09/04/2003     5.306
10/07/2003        1     09/04/2003    1.891      09/04/2003     4.505    09/05/2003     5.189
10/08/2003        1     09/05/2003    1.722      09/05/2003     4.349    09/08/2003     5.264
10/09/2003        1     09/08/2003    1.761      09/08/2003     4.428    09/09/2003     5.227
10/10/2003        1     09/09/2003    1.689      09/09/2003     4.357    09/10/2003     5.154
10/13/2003        1     09/10/2003    1.632      09/10/2003     4.273    09/11/2003     5.205
10/14/2003        1     09/11/2003    1.696      09/11/2003     4.316    09/12/2003      5.16
10/15/2003        1     09/12/2003    1.621      09/12/2003     4.254    09/15/2003     5.183
10/16/2003        1     09/15/2003    1.589      09/15/2003     4.269    09/16/2003     5.195
10/17/2003        1     09/16/2003    1.588      09/16/2003     4.277    09/17/2003     5.088
10/20/2003        1     09/17/2003    1.612      09/17/2003      4.18    09/18/2003     5.075
10/21/2003        1     09/18/2003    1.636      09/18/2003     4.164    09/19/2003     5.069
10/22/2003        1     09/19/2003    1.667      09/19/2003     4.162    09/22/2003     5.126
10/23/2003        1     09/22/2003    1.634      09/22/2003     4.218    09/23/2003     5.093
10/24/2003        1     09/23/2003    1.633      09/23/2003     4.207    09/24/2003      5.03
10/27/2003        1     09/24/2003    1.608      09/24/2003     4.135    09/25/2003     4.987
10/28/2003        1     09/25/2003    1.645      09/25/2003     4.083    09/26/2003     4.935
10/29/2003        1     09/26/2003    1.557      09/26/2003     4.002    09/29/2003     5.006
10/30/2003        1     09/29/2003    1.605      09/29/2003     4.077    09/30/2003     4.883
10/31/2003        1     09/30/2003    1.462      09/30/2003     3.939    10/01/2003     4.891
11/03/2003        1     10/01/2003    1.446      10/01/2003     3.934    10/02/2003     4.934
11/04/2003        1     10/02/2003    1.469      10/02/2003     3.995    10/03/2003     5.097
11/05/2003        1     10/03/2003    1.637      10/03/2003     4.201    10/06/2003      5.07
11/06/2003        1     10/06/2003    1.605      10/06/2003     4.171    10/07/2003     5.158
11/07/2003        1     10/07/2003    1.645      10/07/2003     4.259    10/08/2003     5.161
11/10/2003        1     10/08/2003    1.621      10/08/2003     4.238    10/09/2003     5.215
11/11/2003        1     10/09/2003    1.645      10/09/2003     4.293    10/10/2003     5.181
11/12/2003        1     10/10/2003    1.645      10/10/2003     4.271    10/13/2003     5.179
11/13/2003        1     10/13/2003    1.629      10/13/2003     4.253    10/14/2003     5.252
11/14/2003        1     10/14/2003    1.686      10/14/2003     4.346    10/15/2003     5.289
11/17/2003        1     10/15/2003    1.768      10/15/2003     4.399    10/16/2003     5.306
11/18/2003        1     10/16/2003    1.932      10/16/2003     4.461    10/17/2003      5.25
11/19/2003        1     10/17/2003    1.859      10/17/2003      4.39    10/20/2003     5.236
11/20/2003        1     10/20/2003    1.851      10/20/2003     4.384    10/21/2003     5.206
11/21/2003        1     10/21/2003    1.843      10/21/2003     4.344    10/22/2003     5.136
11/24/2003        1     10/22/2003    1.761      10/22/2003     4.253    10/23/2003     5.196
11/25/2003        1     10/23/2003    1.802      10/23/2003     4.318    10/24/2003      5.12
11/26/2003        1     10/24/2003    1.728      10/24/2003     4.232    10/27/2003     5.141
11/28/2003        1     10/27/2003    1.778      10/27/2003     4.261    10/28/2003     5.091
12/01/2003        1     10/28/2003     1.67      10/28/2003     4.179    10/29/2003     5.177
12/02/2003        1     10/29/2003    1.754      10/29/2003     4.297    10/30/2003     5.199
12/03/2003        1     10/30/2003    1.861      10/30/2003     4.344    10/31/2003     5.132
12/04/2003        1     10/31/2003    1.822      10/31/2003     4.295    11/03/2003     5.162
12/05/2003        1     11/03/2003    1.878      11/03/2003     4.342    11/04/2003     5.129
12/08/2003        1     11/04/2003    1.846      11/04/2003     4.297    11/05/2003     5.184
12/09/2003        1     11/05/2003    1.927      11/05/2003     4.354    11/06/2003     5.244
12/10/2003        1     11/06/2003    1.977      11/06/2003      4.41    11/07/2003     5.254
12/11/2003        1     11/07/2003    2.011      11/07/2003      4.44    11/10/2003     5.265
12/12/2003        1     11/10/2003    2.028      11/10/2003     4.448    11/11/2003     5.265
12/15/2003        1     11/11/2003    2.028      11/11/2003     4.448    11/12/2003     5.209
12/16/2003        1     11/12/2003    2.021      11/12/2003       4.4    11/13/2003     5.105
12/17/2003        1     11/13/2003    1.882      11/13/2003     4.271    11/14/2003     5.052
12/18/2003        1     11/14/2003    1.809      11/14/2003     4.219    11/17/2003     5.048
12/19/2003        1     11/17/2003    1.784      11/17/2003     4.196    11/18/2003     4.999
12/22/2003        1     11/18/2003    1.768      11/18/2003     4.144    11/19/2003     5.082
12/23/2003        1     11/19/2003    1.867      11/19/2003     4.238    11/20/2003      5.01
12/24/2003        1     11/20/2003    1.785      11/20/2003     4.154    11/21/2003     5.016
12/26/2003        1     11/21/2003    1.819      11/21/2003     4.161    11/24/2003     5.066
12/29/2003        1     11/24/2003    1.894      11/24/2003      4.23    11/25/2003      5.03
12/30/2003        1     11/25/2003    1.836      11/25/2003     4.186    11/26/2003      5.07
12/31/2003        1     11/26/2003    1.928      11/26/2003     4.248    11/27/2003      5.07
01/02/2004        1     11/27/2003    1.967      11/27/2003     4.248    11/28/2003     5.132
01/05/2004        1     11/28/2003    2.048      11/28/2003     4.334    12/01/2003     5.152
01/06/2004        1     12/01/2003    2.096      12/01/2003     4.387    12/02/2003     5.151
01/07/2004        1     12/02/2003    2.056      12/02/2003     4.381    12/03/2003     5.186
01/08/2004        1     12/03/2003    2.072      12/03/2003     4.404    12/04/2003     5.161
01/09/2004        1     12/04/2003     2.04      12/04/2003     4.367    12/05/2003     5.063
01/12/2004        1     12/05/2003    1.871      12/05/2003     4.232    12/08/2003      5.11
01/13/2004        1     12/08/2003    1.903      12/08/2003     4.269    12/09/2003     5.165
01/14/2004        1     12/09/2003    1.968      12/09/2003     4.353    12/10/2003      5.15
01/15/2004        1     12/10/2003    1.911      12/10/2003     4.318    12/11/2003     5.103
01/16/2004        1     12/11/2003     1.79      12/11/2003     4.232    12/12/2003     5.091
01/20/2004        1     12/12/2003    1.806      12/12/2003      4.24    12/15/2003     5.097
01/21/2004        1     12/15/2003     1.83      12/15/2003     4.258    12/16/2003     5.066
01/22/2004        1     12/16/2003    1.797      12/16/2003     4.215    12/17/2003     5.022
01/23/2004        1     12/17/2003    1.805      12/17/2003     4.184    12/18/2003     4.947
01/26/2004        1     12/18/2003    1.789      12/18/2003     4.128    12/19/2003     4.965
01/27/2004        1     12/19/2003    1.788      12/19/2003     4.135    12/22/2003     4.981
01/28/2004        1     12/22/2003    1.813      12/22/2003      4.17    12/23/2003     5.052
01/29/2004        1     12/23/2003    1.854      12/23/2003     4.261    12/24/2003     4.987
01/30/2004        1     12/24/2003    1.839      12/24/2003     4.185    12/25/2003     4.987
                        12/25/2003    1.839      12/25/2003     4.185    12/26/2003      4.97
                        12/26/2003    1.815      12/26/2003     4.152    12/29/2003     5.048
                        12/29/2003    1.855      12/29/2003     4.244    12/30/2003     5.076
                        12/30/2003    1.831      12/30/2003     4.259    12/31/2003     5.074
                        12/31/2003    1.823      12/31/2003     4.248    01/01/2004     5.074
                        01/01/2004    1.823      01/01/2004     4.247    01/02/2004     5.171
                        01/02/2004    1.903      01/02/2004     4.381    01/05/2004     5.178
                        01/05/2004    1.919      01/05/2004     4.379    01/06/2004     5.102
                        01/06/2004    1.822      01/06/2004     4.273    01/07/2004     5.077
                        01/07/2004    1.822      01/07/2004     4.244    01/08/2004     5.086
                        01/08/2004     1.83      01/08/2004     4.257    01/09/2004      4.96
                        01/09/2004     1.66      01/09/2004     4.082    01/12/2004     4.973
                        01/12/2004    1.652      01/12/2004     4.088    01/13/2004      4.92
                        01/13/2004    1.587      01/13/2004     4.013    01/14/2004     4.895
                        01/14/2004    1.627      01/14/2004     3.996    01/15/2004     4.856
                        01/15/2004    1.643      01/15/2004     3.971    01/16/2004     4.893
                        01/16/2004    1.674      01/16/2004     4.032    01/19/2004     4.893
                        01/19/2004    1.674      01/19/2004     4.032    01/20/2004     4.925
                        01/20/2004    1.657      01/20/2004     4.057    01/21/2004     4.905
                        01/21/2004    1.641      01/21/2004      4.02    01/22/2004     4.844
                        01/22/2004    1.599      01/22/2004     3.955    01/23/2004     4.944
                        01/23/2004    1.664      01/23/2004     4.074    01/26/2004     4.984
                        01/26/2004    1.697      01/26/2004     4.132    01/27/2004     4.938
                        01/27/2004    1.647      01/27/2004     4.076    01/28/2004     5.004
                        01/28/2004    1.821      01/28/2004      4.19    01/29/2004     5.001
                        01/29/2004    1.787      01/29/2004     4.175    01/30/2004     4.962
                        01/30/2004    1.823      01/30/2004     4.134

                                 [END CHART]

                  Propelled by the improving economy and stronger balance sheets and earnings, corporate bonds continued to perform well. Among Treasury securities, Treasury inflation-protected securities
                  (TIPS) performed the best as fears of deflation eased. TIPS are backed by the full faith and credit of the U.S. government, but unlike most other fixed-income securities, their principal is indexed to inflation.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                  The graph below shows the Treasury yield curve (the plot of yields on Treasury bills, notes, and bonds versus their maturity) for July 31, 2003, and January 31, 2004.

--------------------------------------------------------------------------------
                        HISTORICAL YIELD CURVE
--------------------------------------------------------------------------------

                  [CHART OF HISTORICAL YIELD CURVE]

                  7/31/03          1/30/04            CHANGE
                  -------          -------            ------
3 MONTH            0.937%           0.907%           -0.0307%
6 MONTH            1.012            0.991            -0.0206
 2 YEAR            1.740            1.819             0.0791
 3 YEAR            2.162            2.228             0.0664
 5 YEAR            3.220            3.143            -0.0771
10 YEAR            4.405            4.132            -0.2736
30 YEAR            5.357            4.961            -0.3964

                             [END CHART]

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                  In keeping with our objective of providing maximum current income without undue risk to principal, we sought securities that could perform well in a rising-interest-rate environment. As a result, we invested in securities such as floating-rate notes and TIPS, which pay lower interest but help offset risk to principal. Unfortunately, such protection can reduce the Fund's income. In addition, these issues do not rise in price when yields fall as they did in December 2003.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  Mortgage-backed securities showed their defensive nature, outperforming most other sectors as interest rates rose in the latter half of 2003. Higher rates dampen mortgage refinancing, slow prepayments, and allow us to reinvest at more favorable yields. Fund performance was also helped by our holdings in real estate investment trust (REIT) preferred stock.

WHAT IS THE OUTLOOK?

                  While higher yields have made bonds more attractive, risks lie ahead. The expanding U.S. budget and trade deficits, higher commodity prices, and the falling U.S. dollar could eventually push yields higher. Furthermore, we can no longer count on the Federal Reserve Board (the Fed) to propel yields lower. In January 2004, it dropped the phrase "considerable period" to characterize how long it will keep short-term rates low, saying instead that it "can be patient." This suggests that the Fed may be nearing the time when it moves to a more neutral monetary policy and considers raising rates.

                  A rate increase, however, is not necessarily negative for a bond portfolio. While bond prices may initially move lower, we will have the opportunity to invest our allocation of short-term defensive instruments at higher rates. And as part of an overall portfolio allocation, fixed-income securities provide income, diversification, and stability, which can help investors weather stock market volatility.

                  Speaking for our team of portfolio managers, traders, and analysts, it is a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

          PORTFOLIO RATINGS MIX
                 1/31/04

  [PIE CHART OF PORTFOLIO RATINGS MIX]

U.S. Government                     29%
A                                   22%
BBB                                 21%
AAA                                 12%
AA                                   8%
Money Market Instruments             7%
BB                                   1%

              [END CHART]

                  The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                  PERCENTAGES  ARE OF  THE  TOTAL  MARKET  VALUE  OF THE  FUND'S
                  INVESTMENTS,   EXCLUDING  STOCKS,   MONEY  MARKET  FUNDS,  AND
                  REPURCHASE AGREEMENTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------
                               TOP 10 SECURITIES *
---------------------------------------------------------------------------

                                             COUPON RATE %  % OF NET ASSETS
                                             ------------------------------
U.S. Treasury Inflation-Indexed Notes            3.88%            3.5%

Fannie Mae Mortgage-Backed
 Pass-Through                                    5.00%            2.7%

U.S. Treasury Bond                               5.25%            2.1%

U.S. Treasury Inflation-Indexed Notes            3.38%            2.0%

GNMA Mortgage-Backed Pass-Through                6.00%            1.8%

Household Finance Corp., Notes                   6.38%            1.6%

General Electric Capital Corp., MTN              7.25%            1.5%

Phillips Petroleum Co., Notes                    8.75%            1.5%

Region of Lombardy, Global Notes                 5.80%            1.5%

GNMA Mortgage-Backed Pass-Through                5.00%            1.4%
---------------------------------------------------------------------------

* EXCLUDING MONEY MARKET INSTRUMENTS.



YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-27.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                  PORTFOLIO MIX
                                     1/31/04

                           [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                                      40.0%
Agency Mortgage-Backed Securities and Other Mortgage Securities            19.5%
Money Market Instruments                                                   14.6%
Eurodollar & Yankee Obligations                                             7.6%
Preferred & Common Stocks                                                   7.1%
Asset-Backed Securities                                                     5.5%
U.S. TIPS                                                                   5.5%
Municipal Bonds                                                             3.5%
U.S. Treasury Bond                                                          2.1%
Agency Debentures and Other U.S. Government Agencies                        1.8%

                                  [END CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-27.

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                   of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (40.0%)

             AEROSPACE & DEFENSE (0.5%)
$  9,000     Boeing Capital Corp., MTN, Senior Notes           5.40%      11/30/2009    $     9,477
                                                                                        -----------
             AIR FREIGHT & LOGISTICS (0.3%)
   5,000     Caliber Systems, Inc., Notes                      7.80        8/01/2006          5,597
                                                                                        -----------
             ALUMINUM (0.6%)
  10,000     Alcan, Inc., Notes(a)                             1.58(c)    12/08/2005         10,005
                                                                                        -----------
             AUTOMOBILE MANUFACTURERS (1.0%)
  15,000     DaimlerChrysler NA Holding,
               Global Debentures(h)                            8.00        6/15/2010         17,253
                                                                                        -----------
             BREWERS (0.3%)
   5,000     Miller Brewing Co., Guaranteed Notes(a)           4.25        8/15/2008          5,119
                                                                                        -----------
             BROADCASTING & CABLE TV (0.9%)
  10,000     Comcast Cable Communications, Inc.,
               Senior Notes(h)                                 6.88        6/15/2009         11,327
   5,000     Univision Communications, Inc., Senior Notes      3.50       10/15/2007          5,021
                                                                                        -----------
                                                                                             16,348
                                                                                        -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.5%)
  10,000     Caterpillar Financial Services                    1.21(c)    11/14/2005         10,003
   5,000     John Deere Capital Corp., MTN, Senior Notes       1.47(c)     5/20/2005          5,013
  10,000     John Deere Capital Corp., Global Debentures       5.10        1/15/2013         10,338
                                                                                        -----------
                                                                                             25,354
                                                                                        -----------
             CONSUMER FINANCE (4.5%)
  10,000     American Express Credit Corp., Notes              1.24(c)     9/19/2006         10,014
   2,000     Ford Motor Credit Co., Global Notes               7.60        8/01/2005          2,142
  10,000     General Motors Acceptance Corp., MTN              2.37(c)    10/20/2005         10,097
  25,200     Household Finance Corp., Notes(h)                 6.38       10/15/2011         28,102
  10,000     MBNA American Bank, MTN                           6.75        3/15/2008         11,188
  17,000     SLM Corp., Notes(h)                               5.38        1/15/2013         17,600
                                                                                        -----------
                                                                                             79,143
                                                                                        -----------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (3.1%)
$   8,000    Associates Corp. of North America,
               Global Senior Notes                             6.25%      11/01/2008    $     8,906
   10,000    Bank One Corp., Subordinated Notes                7.88        8/01/2010         12,047
    5,000    Canadian Imperial Bank Corp., Pass-Through
               Certificates, Series 2002, Class A-1(a)         7.26        4/10/2032          5,593
      500    Citicorp, Subordinated Notes                      6.38        1/15/2006            540
   15,000    First Union Corp., Subordinated Notes             7.50        7/15/2006         16,906
   10,000    Wells Fargo & Co., Global Notes                   1.28(c)     3/03/2006         10,022
                                                                                        -----------
                                                                                             54,014
                                                                                        -----------
             DIVERSIFIED COMMERCIAL SERVICES (0.5%)
    7,958    ServiceMaster Co., Notes                          8.45        4/15/2005          8,374
                                                                                        -----------
             ELECTRIC UTILITIES (5.2%)
    6,940    Cinergy Corp., Debentures                         6.25        9/01/2004          7,101
    5,400    Entergy Arkansas, Inc., First Mortgage Bond       5.90        6/01/2033          5,075
    2,500    FPL Energy American Wind, Senior
               Secured Bond(a)                                 6.64        6/20/2023          2,629
   10,000    Northern States Power Co., First Mortgage
               Bond, Series B                                  8.00        8/28/2012         12,351
   10,000    Oncor Electric Delivery Co., Senior
               Secured Notes                                   6.38        5/01/2012         11,064
    5,000    Pepco Holdings, Inc., Notes                       4.00        5/15/2010          4,889
   10,000    Pinnacle West Capital Corp., Senior Notes         1.97(c)    11/01/2005         10,007
   12,060    TECO Energy, Inc., Senior Notes                  10.50       12/01/2007         14,110
   10,000    Tristate General & Transport Assoc., Bonds(a)     6.04        1/31/2018         10,378
   10,000    West Penn Power Co., Notes                        6.63        4/15/2012         10,150
    4,000    Wisconsin Public Service Corp., Senior
               Secured Notes                                   4.88       12/01/2012          4,075
                                                                                        -----------
                                                                                             91,829
                                                                                        -----------
             ENVIRONMENTAL SERVICES (1.6%)
   15,500    WMX Technologies, Inc., Notes                     7.00       10/15/2006         17,066
   10,000    WMX Technologies, Inc., Senior Notes              7.38        8/01/2010         11,670
                                                                                        -----------
                                                                                             28,736
                                                                                        -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   10,000    Agrium, Inc., Debentures                          8.25        2/15/2011         11,991
                                                                                        -----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             GAS UTILITIES (1.3%)
$   8,000    Enbridge Energy Partners, LP, Notes               4.75%       6/01/2013    $     7,848
    5,000    Entergy-Koch, LP, Senior Notes(a)                 3.65        8/20/2006          5,040
   10,000    Texas Gas Transmission Corp., LLC, Notes          4.60        6/01/2015          9,544
                                                                                        -----------
                                                                                             22,432
                                                                                        -----------
             HOUSEHOLD PRODUCTS (1.6%)
   17,000    Clorox Co., Notes                                 6.13        2/01/2011         19,076
    8,000    SC Johnson & Son, Inc., Senior Notes(a)           5.00       12/15/2012          7,991
                                                                                        -----------
                                                                                             27,067
                                                                                        -----------
             HYPERMARKETS & SUPER CENTERS (0.6%)
   10,500    Wal-Mart Stores, Inc., MTN                        1.13(c)     2/22/2005         10,505
                                                                                        -----------
             INTEGRATED OIL & GAS (1.6%)
      852    Exxon Mobil Corp., Pass-Through Trust
              Certificates, Series 1995, Class B-6             6.15        7/02/2008            931
   21,000    Phillips Petroleum Co., Notes                     8.75        5/25/2010         26,417
                                                                                        -----------
                                                                                             27,348
                                                                                        -----------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    5,000    Citizens Communications Co., Notes                8.50        5/15/2006          5,506
      500    Pacific Bell, Debentures                          5.88        2/15/2006            536
    5,000    Sprint Capital Corp., Guaranteed Global Notes     6.00        1/15/2007          5,348
   11,000    Verizon Pennsylvania, Inc., Debentures, Series A  5.65       11/15/2011         11,676
                                                                                        -----------
                                                                                             23,066
                                                                                        -----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
   10,000    Morgan Stanley, MTN, Senior Notes                 1.45(c)    12/13/2004         10,023
                                                                                        -----------
             LIFE & HEALTH INSURANCE (1.1%)
   10,000    ING Security Life Insurance, Notes (NBGA)(a)      1.30(c)     1/27/2005         10,014
   10,000    John Hancock Global Funding II, MTN,
              Secured Notes                                    1.36(c)     3/06/2006         10,026
                                                                                        -----------
                                                                                             20,040
                                                                                        -----------
             MOVIES & ENTERTAINMENT (0.6%)
   10,000    Time Warner, Inc., Notes                          5.63        5/01/2005         10,452
                                                                                        -----------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MULTI-UTILITIES & UNREGULATED POWER (0.2%)
$   4,500    South Carolina Electric & Gas Co.,
              First Mortgage Bond                              5.30%       5/15/2033     $    4,254
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
   10,000    Halliburton Co., Senior Notes(a)                  2.62(c)    10/17/2005         10,168
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    5,000    Kerr-Mcgee Corp., Notes                           5.88        9/15/2006          5,379
    5,000    Nexen, Inc., Notes                                5.05       11/20/2013          5,016
                                                                                         ----------
                                                                                             10,395
                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   26,000    General Electric Capital Corp., MTN               7.25        5/03/2004         26,390
                                                                                         ----------
             PACKAGED FOODS & MEAT (2.2%)
   10,000    General Mills, Inc., Notes                        2.63       10/24/2006          9,961
   15,000    Kellogg Co., Notes, Series B                      6.60        4/01/2011         16,947
      500    Sara Lee Corp., MTN, Series C                     6.30       11/07/2005            536
   10,000    Tyson Foods, Inc., Notes                          8.25       10/01/2011         11,730
                                                                                         ----------
                                                                                             39,174
                                                                                         ----------
             PAPER PRODUCTS (0.6%)
   10,000    MeadWestVaco Corp., Notes                         1.75(c)    12/01/2005         10,003
                                                                                         ----------
             PHARMACEUTICALS (0.3%)
    6,500    Johnson & Johnson, Inc., Debentures               4.95        5/15/2033          6,013
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
   10,000    Chubb Corp., Senior Notes                         5.20        4/01/2013         10,308
                                                                                         ----------
             RAILROADS (0.4%)
    4,900    Consolidated Rail Corp., Debentures               9.75        6/15/2020          6,839
                                                                                         ----------
             REAL ESTATE INVESTMENT TRUSTS (1.9%)
    9,000    Chelsea Property Group, Notes                     6.00        1/15/2013          9,527
    1,000    Nationwide Health Properties, Inc., MTN           6.90       10/01/2037(d)       1,027
   15,000    Pan Pacific Retail Properties, Inc., Notes        7.95        4/15/2011         18,037
    5,000    TriNet Corporate Realty Trust, Inc., Notes        7.95        5/15/2006          5,375
                                                                                         ----------
                                                                                             33,966
                                                                                         ----------

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==================-------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------
             REGIONAL BANKS (0.5%)
$   8,000    Hudson United Bank, Subordinated Notes            7.00%      5/15/2012      $    8,990
                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (1.2%)
   17,000    Washington Mutual, Inc., Subordinated Notes       8.25       4/01/2010          20,546
                                                                                         ----------
             Total corporate obligations (cost: $650,876)                                   701,219
                                                                                         ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (7.6%)

             AEROSPACE & DEFENSE (0.3%)
    5,000    Bombardier, Inc., Notes (Canada)(a,h)             6.75       5/01/2012           5,494
                                                                                         ----------
             BUILDING PRODUCTS (0.6%)
   10,000    CRH America, Inc., Notes (Ireland)                5.30      10/15/2013          10,224
                                                                                         ----------
             DIVERSIFIED BANKS (2.4%)
    5,000    Bayerische Landesbank, MTN (Germany)              2.60      10/16/2006           5,039
   20,000    Landesbank Baden-Wuerttemberg, MTN,
               Subordinated Notes (Germany)                    6.35       4/01/2012          22,237
   15,000    Nordea Bank AB, Subordinated
               Notes (Sweden)(a)                               5.25      11/30/2012          15,473
                                                                                         ----------
                                                                                             42,749
                                                                                         ----------
             FOREIGN GOVERNMENT (3.7%)
      500    Hydro-Quebec, MTN, Guaranteed Yankee
               Notes, Series B (Canada)                        6.98       2/28/2005             528
   10,000    Province of Quebec, Debentures (Canada)           6.50       1/17/2006          10,776
   15,000    Province of Quebec, Global Debentures (Canada)    7.00       1/30/2007          16,824
   25,000    Region of Lombardy, Global Notes (Italy)          5.80      10/25/2032          26,219
   10,000    Republic of Poland, Global Unsubordinated
               Notes (Poland)                                  5.25       1/15/2014          10,112
                                                                                         ----------
                                                                                             64,459
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    5,000    Hutchison Whampoa International Ltd., Notes
               (Hong Kong)(a,h)                                5.45      11/24/2010           5,092
    5,000    Hutchison Whampoa International Ltd.,
               Notes (Hong Kong)(a,h)                          6.50       2/13/2013           5,252
                                                                                         ----------
                                                                                             10,344
                                                                                         ----------
             Total eurodollar and yankee obligations (cost: $126,218)                       133,270
                                                                                         ----------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (5.5%)
             AIRLINES (1.7%)
$   7,598    America West Airlines, Inc., Pass-Through
              Certificates, Series 1996-1, Class A, EETC       6.85%      7/02/2009      $    7,787
    3,000    American Airlines, Pass-Through Certificates,
              Series 2001-2, Class A-2, EETC                   7.86      10/01/2011           3,157
    7,000    Delta Air Lines, Inc., Pass-Through Certificates,
              Series 2001-1, Class A-2, EETC                   7.11       9/18/2011           7,170
    8,000    Northwest Airlines, Inc., Pass-Through
             Certificates, Series 2002-1, Class G-2,
              EETC (INS)                                       6.26      11/20/2021           8,475
    4,000    Southwest Airlines Co., Pass-Through
              Certificates, Series 2001-1, Class A-2, EETC     5.50      11/01/2006           4,295
                                                                                         ----------
                                                                                             30,884
                                                                                         ----------

             ASSET-BACKED FINANCING (3.8%)
    7,200    Bank One Issuance Trust, Notes,
              Series 2003-A2, Class A-2                        1.15(c)   10/15/2008           7,209
    9,500    Chase Credit Card Master Trust, Pass-Through
              Certificates, Series 1999-1, Class A             1.26(c)    9/15/2006           9,508
   20,000    Citibank Credit Card Issuance Trust, Notes,
              Series 2003-A4, Class A-4                        1.22(c)    3/20/2009          20,045
    5,000    Honda Auto Receivables Owner Trust, Notes,
              Series 2003-3, Class A3                          2.14       4/23/2007           5,020
   10,000    MBNA Credit Card Master Note Trust,
              Series 2003-A2, Class A-2                        1.15(c)    8/15/2008          10,012
    4,000    Oncor Electric Delivery Transition Bond Co.,
              Bonds, Series 2003-1 Class A-1                   2.26       2/15/2009           4,022
      365    Toyota Auto Receivables Owner Trust, Bonds,
              Series 2002-C, Class A-2                         1.12(c)    3/15/2005             366
   10,000    Toyota Auto Receivables Owner Trust, Bonds,
              Series 2003-A, Class A-3A                        1.12(c)    3/15/2007          10,000
                                                                                         ----------
                                                                                             66,182
                                                                                         ----------
             Total asset-backed securities (cost: $95,614)                                   97,066
                                                                                         ----------
             U.S. GOVERNMENT AGENCY ISSUES (19.7%)(e)

             FANNIE MAE DEBENTURES (0.6%)+
   10,000    5.38%, 11/15/2011                                                               10,757
                                                                                         ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------
             FANNIE MAE MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.4%)+
$  47,553    5.00%, 6/1/2033                                                             $   47,289
   25,745    6.50%, 4/1/2031 - 3/1/2032                                                      27,025
    1,680    7.00%, 10/1/2022 - 4/1/2023                                                      1,792
                                                                                         ----------
                                                                                             76,106
                                                                                         ----------
             GOVERNMENT NATIONAL MORTGAGE ASSN.
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (13.5%)
   24,682    5.00%, 8/15/2033                                                                24,587
   12,954    5.50%, 4/20/2033                                                                13,207
   89,709    6.00%, 8/15/2028 - 1/15/2033                                                    93,680
   44,642    6.50%, 6/15/2023 - 10/15/2031                                                   47,244
   31,906    7.00%, 5/15/2023 - 7/15/2032                                                    34,133
   22,644    7.50%, 7/15/2023 - 8/15/2029                                                    24,393
                                                                                         ----------
                                                                                            237,244
                                                                                         ----------
             OTHER U.S. GOVERNMENT AGENCIES (1.2%)
    4,000    Perforadora Centrale S.A. de C.V. "A",
               Guaranteed Bond, Series A, Title XI             5.24%     12/15/2018           4,207
    6,667    Rowan Companies, Inc.,
               Guaranteed Bond, Title XI                       2.80      10/20/2013           6,411
   10,000    Totem Ocean Trailer Express, Inc.,
               Series 2002-1, Title XI                         6.37      10/30/2027          10,825
                                                                                         ----------
                                                                                             21,443
                                                                                         ----------
             Total U.S. government agency issues (cost: $333,677)                           345,550
                                                                                         ----------
             U.S. TREASURY SECURITIES (7.6%)

             BOND (2.1%)
   35,771    5.25%, 11/15/2028(h)                                                            36,658
                                                                                         ----------
             INFLATION-INDEXED NOTES (5.5%)(f)
   31,172    3.38%, 1/15/2012                                                                35,325
   53,376    3.88%, 1/15/2009(h)                                                             60,803
                                                                                         ----------
                                                                                             96,128
                                                                                         ----------
             Total U.S. Treasury securities (cost: $118,826)                                132,786
                                                                                         ----------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
             OTHER MORTGAGE SECURITIES (1.6%)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
$   2,371    Wells Fargo Mortgage Backed Securities Trust,
               Series 2002-19, Class 2-A2                      5.75%    11/25/2032       $    2,377
                                                                                         ----------
             COMMERICAL MORTGAGE-BACKED SECURITIES (1.0%)
    4,000    Chase Commercial Mortgage Securities Corp.,
               First Mortgage Pass-Through Certificates,
               Series 1998-1, Class D                          6.56      5/18/2008            4,376
    5,844    LB Commercial Conduit Mortgage Trust,
               Series 1995-C2, Class C                         7.72      9/25/2025            6,086
    7,000    Merrill Lynch Mortgage Trust, Commercial
               Mortgage Pass-Through Certificates,
               Series 2002-MW1, Class A-4                      5.62      7/12/2034            7,535
                                                                                         ----------
                                                                                             17,997
                                                                                         ----------

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
   50,569    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP (acquired
               8/13/2003; cost: $5,189)(a,l,m)                 2.29      1/11/2035            4,889
   46,874    Wachovia Bank Commercial Mortgage Trust,
               Series 2003-C4 (acquired 8/6/2003;
               cost: $2,370)(a,l,m)                            1.08      4/15/2035            2,209
                                                                                         ----------
                                                                                              7,098
                                                                                         ----------
             Total other mortgage securities (cost: $26,547)                                 27,472
                                                                                         ----------

             MUNICIPAL BONDS (3.5%)

             ELECTRIC UTILITIES (0.9%)
    5,000    Brazos River Auth., TX, PCRB, Series 1995A        5.40      4/01/2030(d)         5,280
   10,000    Ohio State Water Development Auth. PCRB,
               Series 2000A                                    2.20      4/01/2024(d)        10,005
                                                                                         ----------
                                                                                             15,285
                                                                                         ----------

             ELECTRIC/GAS UTILITY (0.2%)
    2,795    North Carolina Eastern Municipal Power
               Agency RB, Series G                             5.55      1/01/2013            2,779
                                                                                         ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
             GENERAL OBLIGATION (0.6%)
  $10,000    Illinois State Taxable Pension GO                 5.10%     6/01/2033       $    9,341
    2,200    Marin County, CA, Taxable Pension GO (INS)        4.89      8/01/2016            2,166
                                                                                         ----------
                                                                                             11,507
                                                                                         ----------
             OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
    9,000    Harris County, TX, IDRB, Series 2002              5.68      3/01/2023(d)         9,107
                                                                                         ----------
             TOLL ROADS (1.1%)
   20,000    New Jersey Turnpike Auth. RB, Series 2003B,
              Series B (INS)                                   4.25      1/01/2016           19,097
                                                                                         ----------
             WATER/SEWER UTILITY (0.2%)
    4,000    California State Water Resources RB, Series E     3.59      5/01/2004            4,016
                                                                                         ----------
             Total municipal bonds (cost: $62,444)                                           61,791
                                                                                         ----------

   NUMBER
OF SHARES
---------
             STOCKS (7.1%)

             COMMON STOCKS (0.5%)
             --------------------
             ELECTRIC UTILITIES
  100,000    DTE Energy Co.                                                                   3,910
  140,000    Southern Co.                                                                     4,172
                                                                                         ----------
                                                                                              8,082
                                                                                         ----------
             PREFERRED STOCKS (6.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
   50,000    Dairy Farmers of America, Inc.,
              7.875% cumulative redeemable(a)                                                 5,144
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000    Ace Ltd, depositary shares "C",
              7.80% cumulative redeemable (Cayman Islands)                                    5,562
                                                                                         ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES   SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS (6.0%)
   439,000   Equity Office Properties Trust,
              depositary shares "G",
              7.75% cumulative redeemable                                                $   12,121
    40,000   Equity Residential Properties Trust,
              depositary shares "B",
              9.125% cumulative redeemable                                                    1,095
   575,000   Equity Residential Properties Trust,
              depositary shares "C",
              9.125% cumulative redeemable                                                   16,054
   142,500   Equity Residential Properties Trust,
              depositary shares "K",
              8.29% cumulative redeemable                                                     7,486
   400,000   Gables Residential Trust "D",
              7.50% cumulative redeemable                                                    10,600
   415,000   Kimco Realty Corp., depositary shares "F",
              6.65% cumulative redeemable (h)                                                10,773
   200,000   New Plan Excel Realty Trust, Inc.,
              depositary shares "E",
              7.625% cumulative redeemable                                                    5,480
   250,000   Post Properties, Inc., "A",
              8.50% cumulative redeemable                                                    15,000
   338,500   Prologis Trust, Inc., "C",
              8.54% cumulative redeemable                                                    20,934
   201,500   Weingarten Realty Investors,
              depositary shares "D",
              6.75% cumulative redeemable                                                     5,430
                                                                                         ----------
                                                                                            104,973
                                                                                         ----------
                                                                                            115,679
                                                                                         ----------
             Total stocks (cost: $111,190)                                                  123,761
                                                                                         ----------
             MONEY MARKET INSTRUMENTS (14.6%)

             MONEY MARKET FUNDS (2.9%)
             -------------------------
25,698,744   AIM Short-Term Investment Co.
               Liquid Assets Portfolio, 0.99%(j,k)                                           25,699
25,345,338   Merrill Lynch Premier Institutional Fund, 1.03%(j,k)                            25,345
                                                                                         ----------
                                                                                             51,044
                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------

             VARIABLE-RATE DEMAND NOTES (5.0%)(g)
             ------------------------------------
             ELECTRIC UTILITIES (2.0%)
$  10,000    Gillette, WY, PCRB, Series 1988 (LOC)             1.96%     1/01/2018       $   10,000
   14,800    Sempra Energy Employee Stock Ownership
              Plan & Trust, Bonds, Series 1999 (NBGA)(a)       1.60     11/01/2014           14,800
   10,000    Sweetwater County, WY, PCRB,
              Series 1990A (LOC)                               1.95      7/01/2015           10,000
                                                                                         ----------
                                                                                             34,800
                                                                                         ----------

             FOREST PRODUCTS (0.6%)
    6,500    Lane County, OR, PCRB, Series 1994 (NBGA)         1.95      4/01/2005            6,500
    4,000    St. Paul, MN, Port Auth. IDRB, Series 1993
              (NBGA)                                           1.95      9/01/2006            4,000
                                                                                         ----------
                                                                                             10,500
                                                                                         ----------

             HEALTH CARE FACILITIES (0.5%)
    8,180    California Statewide Communities
              Development Auth. RB, Taxable Elder Alliance,
              Series 2002-B (LOC)                              1.18     11/15/2042            8,180
                                                                                         ----------

             INDUSTRIAL MACHINERY (0.1%)
    1,230    Perrysburg Machine & Tool Industries, Inc.,
              Taxable Demand Notes, Series 2001 (LOC)          2.35      1/04/2016            1,230
      750    Toledo Blank, Inc., Notes, Series 1998 (LOC)      2.35      6/01/2008              750
                                                                                         ----------
                                                                                              1,980
                                                                                         ----------
             MULTIFAMILY HOUSING (0.6%)
   10,000    Tulsa, OK, Industrial Auth. RB,
              Series 2000 (INS)(a)                             1.21     11/01/2030           10,000
                                                                                         ----------
             PACKAGED FOODS & MEAT (0.1%)
    2,040    Atlanta Bread Co. International, Inc.,
              Note (LOC)                                       1.15      9/01/2023            2,040
                                                                                         ----------
             PAPER PACKAGING (0.1%)
    1,150    Oracle Packaging, Inc., Taxable Demand Notes,
              Series 2000 (LOC)                                2.35     12/01/2020            1,150
                                                                                         ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
$   5,590    Blood Family Realty Ltd., Notes,
              Series 2000 (LOC)                                2.10%    12/01/2025       $    5,590
    2,425    CAH Holdings, Inc., Notes, Series 2003 (LOC)      1.30      8/01/2028            2,425
    2,405    Longbow Associates Ltd., Notes,
              Series 2001 (LOC)                                2.35      6/01/2021            2,405
    1,050    Southtown Mobile Home Park,
              Taxable Option Notes, Series 2000 (LOC)          2.35      7/01/2020            1,050
    1,500    Vista Funding Corp., Notes, Series 1998C (LOC)    2.35     12/01/2008            1,500
    2,725    Vista Funding Corp., Notes, Series 1998A (LOC)    2.35      2/01/2013            2,725
    2,895    Wryneck Ltd., Notes, Series 2000 (LOC)            2.10      1/01/2020            2,895
                                                                                         ----------
                                                                                             18,590
                                                                                         ----------
                                                                                             87,240
                                                                                         ----------
             REPURCHASE AGREEMENTS (3.6%)
             ----------------------------
   21,000    Banc One Capital Markets, Inc., 1.03%,
              acquired on 1/30/2004 and due 2/02/2004
              at $21,000 (collateralized by $21,955 of
              Fannie Mae Notes, 3.50%-5.00%, due
              between 3/25/2022 and 10/25/2028;
              market value of $21,424)(i,k)                                                  21,000
   10,900    CS First Boston Corp., 1.01%, acquired on
              1/30/2004 and due 2/02/2004, at $10,900
              (collateralized by $21,255 of U.S. Treasury
              STRIPS, 4.96%(n), due 2/15/2017;
              market value $11,120)(i,k)                                                     10,900
   11,500    Lehman Brothers, Inc., 1.02%,
              acquired on 1/30/2004 and due 2/02/2004,
              at $11,500 (collateralized by $13,200 of
              Fannie Mae Discount Notes, 3.18%(n),
              due 10/05/2007; market value $11,734)(i,k)                                     11,500
   20,000    Morgan Stanley & Co., Inc., 1.01%,
              acquired on 1/30/2004 and due 2/02/2004,
              at $20,000 (collateralized by $10,620 of
              Federal Home Loan Discount Notes, 1.01%(n),
              due 4/21/2004; market value $10,597,
              and $33,220 of Freddie Mac Discount Notes,
              4.94% - 7.00% (n), due between 11/24/2014
              and 2/04/2033; market value $9,804)(i,k)                                       20,000
                                                                                         ----------
                                                                                             63,400
                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                    MARKET
   AMOUNT                                                    COUPON                           VALUE
    (000)    SECURITY                                          RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------

             COMMERCIAL PAPER (3.1%)
             -----------------------
             ASSET-BACKED (2.2%)
$   4,850    Alpine Securitization(k)                          1.05%     2/02/2004       $    4,850
   24,995    Blue Bell Funding Corp.(k)                        1.08      2/02/2004           24,995
    7,953    Gotham Funding Corp. (LOC)(a,b)                   1.05      2/02/2004            7,953
                                                                                         ----------
                                                                                             37,798
                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   16,278    Countrywide Home Loans, Inc.                      1.04      2/02/2004           16,278
                                                                                         ----------
                                                                                             54,076
                                                                                         ----------
             Total money market instruments (cost: $255,760)                                255,760
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,781,152)                                        $1,878,675
                                                                                         ==========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                  The  percentages   shown  represent  the  percentages  of  the
                  investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                  (a) Restricted  security  that  is  not  registered  under the
                      Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                  (b) Commercial  paper  issued  in  reliance  on  the  "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                  (c) Variable-rate or floating-rate security - interest rate is
                      adjusted   periodically.   The  interest  rate   disclosed
                      represents the current rate at January 31, 2004.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                  (d) Security has a mandatory or optional put, which shortens its effective maturity date.

                  (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government.
                      Securities  issues  by  government-sponsored   enterprises
                      (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                  (f) U.S.  Treasury  inflation-indexed   notes  -  designed  to
                      provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

                  (g) Variable-rate demand note  (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                  (h) The security or a portion  thereof was  out on loan  as of
                      January 31, 2004.

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                  (i) Collateral on repurchase  agreements  is  received  by the
                      Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

                  (j) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

                  (k) Investment was purchased with the cash collateral proceeds received from securities loaned.

                  (l) Interest-only  commercial   mortgage-backed   securities -
                      represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

                  (m) Security  that  has  been deemed  illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at January 31, 2004, was $7,098, which represented 0.4% of the Fund's net assets.

                  (n) Zero-coupon security. Rate represents the  effective yield at date of purchase.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATION
-------------------------------------------------------------------------------

          EETC       Enhanced Equipment Trust Certificate
          GO         General Obligation
          IDRB       Industrial Development Revenue Bond
          MTN        Medium-Term Note
          PCRB       Pollution Control Revenue Bond
          RB         Revenue Bond

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

          (LOC)      Enhanced by a bank letter of credit.
          (NBGA)     Enhanced by a non-bank guarantee agreement.
          (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., American International Group, or MBIA Insurance Corp.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS

  Investments in securities, at market value
    (including securities on loan of $133,160)
    (identified cost of $1,781,152)                                 $1,878,675
  Cash                                                                     643
  Receivables:
    Capital shares sold                                                  1,125
    Dividends and interest                                              14,948
    Securities sold                                                      4,961
    Other                                                                    9
                                                                    ----------
       Total assets                                                  1,900,361
                                                                    ----------
LIABILITIES

  Payables:
    Upon return of securities loaned                                   144,294
    Capital shares redeemed                                              2,733
  Accrued management fees                                                  215
  Accrued transfer agent's fees                                              4
  Other accrued expenses and payables                                       31
                                                                    ----------
       Total liabilities                                               147,277
                                                                    ----------
          Net assets applicable to capital shares outstanding       $1,753,084
                                                                    ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                   $1,723,166
  Accumulated undistributed net investment income                          144
  Accumulated net realized loss on investments                         (67,749)
  Net unrealized appreciation of investments                            97,523
                                                                    ----------
          Net assets applicable to capital shares outstanding       $1,753,084
                                                                    ==========
  Capital shares outstanding                                           140,453
                                                                    ==========
  Authorized shares of $.01 par value                                  270,000
                                                                    ==========
  Net asset value, redemption price, and offering price per share   $    12.48
                                                                    ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                            $ 4,487
   Interest                                              38,789
   Securities lending                                        84
                                                        -------
       Total income                                      43,360
                                                        -------
EXPENSES

   Management fees                                        1,695
   Administrative and servicing fees                      1,324
   Transfer agent's fees                                  1,134
   Custodian's fees                                         153
   Postage                                                   59
   Shareholder reporting fees                                30
   Directors' fees                                            2
   Registration fees                                         22
   Professional fees                                         44
   Other                                                     12
                                                        -------
       Total expenses                                     4,475
   Expenses paid indirectly                                  (4)
                                                        -------
       Net expenses                                       4,471
                                                        -------
NET INVESTMENT INCOME                                    38,889
                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                      4,080
   Change in net unrealized appreciation/depreciation    41,495
                                                        -------
       Net realized and unrealized gain                  45,575
                                                        -------
Increase in net assets resulting from operations        $84,464
                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                         1/31/2004     7/31/2003
                                                        ------------------------
FROM OPERATIONS

   Net investment income                                $   38,889    $   83,989
   Net realized gain on investments                          4,080        13,814
   Change in net unrealized appreciation/depreciation
      of investments                                        41,495         1,518
                                                        ------------------------
   Increase in net assets resulting from operations         84,464        99,321
                                                        ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                   (38,936)      (85,802)
                                                        ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                93,688       277,223
   Reinvested dividends                                     31,866        69,836
   Cost of shares redeemed                                (175,829)     (267,986)
                                                        ------------------------
      Increase (decrease) in net assets from
         capital share transactions                        (50,275)       79,073
                                                        ------------------------
Net increase (decrease) in net assets                       (4,747)       92,592

NET ASSETS

   Beginning of period                                   1,757,831     1,665,239
                                                        ------------------------
   End of period                                        $1,753,084    $1,757,831
                                                        ========================
Accumulated undistributed net investment income:
   End of period                                        $      144    $      191
                                                        ========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                               7,568        22,320
   Shares issued for dividends reinvested                    2,575         5,645
   Shares redeemed                                         (14,229)      (21,620)
                                                        ------------------------
      Increase (decrease) in shares outstanding             (4,086)        6,345
                                                        ========================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund). The Fund's investment objective is maximum current income without undue risk to principal.

               A. SECURITY VALUATION - The value of each security is determined
                  (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                  1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                  2. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention,

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                     available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                  3. Investments in open-end investment companies are valued at their net asset value each business day.

                  4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                  5. Securities for which market quotations are not readily
                     available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

               B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

               C. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

               D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                  These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

               E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $4,000.

               F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
-------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

          have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $4,000. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
-------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

          Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

          avoid the payment of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $71,829,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $231,160,000 and $269,919,000, respectively.

          The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $101,182,000 and $3,659,000, respectively, resulting in net unrealized appreciation of $97,523,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

          value of approximately $133,160,000 and received cash collateral of $144,294,000 for the loans. Of this amount, $144,290,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $4,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT  FEES  -  The  Manager  carries  out   the   Fund's
                  investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                  The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                  The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

                  the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                  For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,695,000, which is net of a performance adjustment of $(424,000).

               B. ADMINISTRATIVE  AND  SERVICING FEES  -  The  Manager  provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,324,000.

               C. TRANSFER AGENT'S FEES - USAA  Transfer Agency  Company,  d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,134,000.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

               D. UNDERWRITING SERVICES - The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

                  Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
-------------------------------------------------------------------------------

                  During the six-month period ended January 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, a security transaction was executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                       COST TO     NET REALIZED
       SELLER                  PURCHASER              PURCHASER   GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Life Income Fund       USAA Income Fund          $500,000          $ -

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                               YEAR ENDED JULY 31,
                                    -------------------------------------------------------------------------------------------
                                          2004              2003            2002              2001            2000         1999
                                    -------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $    12.16        $    12.05      $    12.34        $    11.60      $    11.70   $    12.88
                                    -------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .28               .60             .72               .80(a)          .78          .80
   Net realized and
      unrealized gain (loss)               .32               .12            (.28)              .76(a)         (.10)        (.72)
                                    -------------------------------------------------------------------------------------------
Total from investment operations           .60               .72             .44              1.56             .68          .08
                                    -------------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.28)             (.61)           (.73)             (.82)           (.75)        (.80)
   From realized capital gains               -                 -               -                 -            (.03)        (.46)
                                    -------------------------------------------------------------------------------------------
Total distributions                       (.28)             (.61)           (.73)             (.82)           (.78)       (1.26)
                                    -------------------------------------------------------------------------------------------
Net asset value at end of period    $    12.48        $    12.16      $    12.05        $    12.34      $    11.60   $    11.70
                                    ===========================================================================================
Total return (%)*                         4.93              5.98            3.70             13.86            6.11          .40
Net assets at end of period (000)   $1,753,084        $1,757,831      $1,665,239        $1,510,012      $1,273,281   $1,415,397
Ratio of expenses to average
   net assets (%)**                        .51(b,c)          .50(c)          .55(c,d)          .41(c)          .42          .38
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**                    N/A               N/A             .55(c)            N/A             N/A          N/A
Ratio of net investment income
   to average net assets (%)**            4.40(b)           4.79            5.89              6.63(a)         6.78         6.31
Portfolio turnover (%)                   14.33             60.54           59.61             43.39           24.68        54.02

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were $1,756,258,000.
(a) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, those amounts would have been:
        Net investment income $0.79
        Net realized and unrealized gain $0.77
        Ratio of net investment income to average net assets 6.57%
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
(d) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets through November 30, 2003.

44

 N O T E S
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           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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                                     INSURANCE o MEMBER SERVICES

23424-0304                                  (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.